As filed with the Securities and Exchange Commission on May 8, 2006

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

 Pre-Effective Amendment No. __
 Post-Effective Amendment No. __
(Check Appropriate Box or Boxes)

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road
Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)
Telephone Number: (609) 282-2800
(Area Code and Telephone Number)

Robert C. Doll, Jr.
Merrill Lynch Large Cap Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017	Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom LLP 4 Times Square New York, New York 10036-6522

        Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

        Title of securities being registered: Shares of common stock, par value $.10 per share of Merrill Lynch Large Cap Growth Fund. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is Organized as follows:

1.	Letter to Shareholders of BlackRock Large Cap Growth Equity Portfolio (the “BlackRock Fund”), a portfolio of BlackRock Funds

2.	Questions and Answers to Shareholders of the BlackRock Fund

3.	Notice of Special Meeting of Shareholders of the BlackRock Fund

4.	Combined Prospectus/Proxy Statement regarding the proposed Reorganization of the BlackRock Fund into Merrill Lynch Large Cap Growth Fund (the “ML Fund”), a series of Merrill Lynch Large Cap Series Funds, Inc.

5.	Statement of Additional Information regarding the proposed Reorganization of the BlackRock Fund into the ML Fund

6.	Part C Information

7.	Exhibits

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO,
A PORTFOLIO OF BLACKROCK FUNDSSM
100 Bellevue Parkway
Wilmington, Delaware 19809
(800) 441-7762

[              ], 2006

Dear Shareholder:

        You are cordially invited to attend a special shareholder meeting (the “Special Meeting”) of BlackRock Large Cap Growth Equity Portfolio (the “BlackRock Fund”), a portfolio of BlackRock FundsSM (“BlackRock Funds”), to be held on [              ], 2006. Before the meeting, I would like to provide you with additional background and ask for your vote on an important proposal affecting the BlackRock Fund.

        The proposal you will be asked to consider at the meeting, as described in the enclosed Combined Prospectus/Proxy Statement, is the proposed reorganization (the “Reorganization”) of the BlackRock Fund into Merrill Lynch Large Cap Growth Fund (the “ML Fund”), a series of Merrill Lynch Large Cap Series Funds, Inc., a fund with an investment objective and investment policies similar to those of the BlackRock Fund. As you know, the BlackRock Fund is advised by BlackRock Advisors, Inc., a subsidiary of BlackRock, Inc. (“BlackRock”). When the transaction between Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock (as discussed below) is completed, the ML Fund will be managed by BlackRock Advisors, Inc. [and it is expected to be renamed BlackRock Large Cap Growth Fund]. It is a condition to the closing of the Reorganization that the transaction between MLIM and BlackRock shall have been completed. The MLIM and BlackRock investment management organizations have agreed to pay all expenses of completing the Reorganization, including proxy solicitation costs. As a result, the shareholders of the BlackRock Fund will not bear the costs of the Reorganization.

        The proposal you will be asked to consider at the meeting arises from the agreement by Merrill Lynch & Co., Inc. (“Merrill Lynch”), to combine MLIM and certain affiliates with BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York, BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and The PNC Financial Services Group, Inc., BlackRock’s current majority shareholder, and is expected to close at the end of the third quarter of 2006.

        This proposed Reorganization is part of the effort to consolidate certain of the comparable MLIM and BlackRock mutual funds to eliminate redundancies and achieve certain operating efficiencies. The Board of Trustees of BlackRock Funds believes the Reorganization is in the best interests of the BlackRock Fund and its shareholders, and unanimously recommends that you vote “For” the proposed Reorganization.

        I encourage you to carefully review the enclosed materials, which explain this proposal in more detail. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the meeting. You may vote in one of the following ways:

•	By calling us toll-free at [ ];
•	[By visiting our website at www.blackrock.com;]
•	By returning the enclosed proxy form in the postage-paid envelope; or

•	In person at the Special Meeting.

        As always, we appreciate your support.

Sincerely,

[name] [title]

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your voting instructions on the enclosed proxy card, date and sign it and return it in the envelope provided, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “FOR” the Reorganization. If your shares are held through a broker, you must provide voting instructions to your broker about how to vote your shares in order for your broker to vote your shares at the Special Meeting.

QUESTIONS & ANSWERS

        We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue to be voted on.

Q: Why is a shareholder meeting being held?

A: You are being asked to approve an agreement and plan of reorganization (the “Reorganization”) between BlackRock Large Cap Growth Equity Portfolio (the “BlackRock Fund”), a portfolio of BlackRock Funds (“BlackRock Funds”), and Merrill Lynch Large Cap Growth Fund (the “ML Fund”), a series of Merrill Lynch Large Cap Series Funds, Inc., a fund that pursues an investment objective and investment policies similar to that of the BlackRock Fund. If the proposed Reorganization is approved and completed, an account at the ML Fund will be set up in your name, you will become a shareholder of the ML Fund and the BlackRock Fund will be terminated as a series of BlackRock Funds. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the ML Fund.

        The Reorganization arises from the agreement by Merrill Lynch & Co., Inc. (“Merrill Lynch”), to combine Merrill Lynch Investment Managers, L.P. (“MLIM”) and certain affiliates, with BlackRock, Inc. (“BlackRock”), one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. The Reorganization is part of a larger initiative to consolidate certain of the comparable MLIM and BlackRock mutual funds to eliminate redundancies and achieve certain operating efficiencies. As you know, the BlackRock Fund is advised by BlackRock Advisors, Inc., a subsidiary of BlackRock. When the transaction between MLIM and BlackRock is completed, the ML Fund will be managed by BlackRock Advisors, Inc. [and it is expected to be renamed BlackRock Large Cap Growth Fund]. [The MLIM and BlackRock investment management organizations have agreed to pay all expenses of completing the Reorganization, including proxy solicitation costs.] As a result, the shareholders of the BlackRock Fund will not bear the costs of the Reorganization. It is a condition to the closing of the Reorganization that the transaction between MLIM and BlackRock shall have been completed.

        BlackRock is one of the largest publicly traded investment management firms in the United States with approximately $[              ] billion in assets under management as of March 31, 2006. Based in New York, BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and The PNC Financial Services Group, Inc., BlackRock’s current majority shareholder, and is expected to close at the end of the third quarter of 2006.

Q: How does the Board of Trustees suggest that I vote?

A: After careful consideration, the Board of Trustees of BlackRock Funds (the “BlackRock Fund Board”) has determined that the proposed Reorganization will benefit the shareholders of the BlackRock Fund and recommends that you cast your vote “For” the proposed Reorganization. The BlackRock Fund Board anticipates that shareholders of the BlackRock Fund will benefit from (i) the similarities between the investment objectives and policies of the ML Fund and the BlackRock Fund, (ii) the expected operating efficiencies from the larger net asset size of the combined fund, and (iii) receiving the same level of services as currently offered in addition to a broader array of options offered by the larger combined fund family.

Q: How will the Reorganization affect me?

A: If shareholders of the BlackRock Fund approve the proposed Reorganization, the assets and certain stated liabilities of the BlackRock Fund will be combined with those of the ML Fund, and you will become a shareholder of the ML Fund. An account will be set up in your name at the ML Fund and you will receive shares of the ML Fund. You will receive the same or a similar class of shares of the ML Fund as you currently hold of the BlackRock Fund. The aggregate net asset value of the shares you receive in the Reorganization will equal the aggregate net asset value of the shares you own immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the BlackRock Fund will hold a smaller percentage of ownership in the combined fund than he or she held in the BlackRock Fund prior to the Reorganization.

Q: In the Reorganization, will I receive shares of the ML Fund of the same class as the shares of the BlackRock Fund that I now hold?

A: You will receive shares of the ML Fund of the same or a similar class as the shares you own of the BlackRock Fund.

Q: Will I own the same number of shares of the ML Fund as I currently own of the BlackRock Fund?

A. No, you will receive shares of the ML Fund with the same aggregate net asset value as the shares of the BlackRock Fund you own prior to the Reorganization. However, the number of shares you receive will depend on the relative net asset value of the shares of the two Funds on the closing date. Thus, on the closing date, if the net asset value of a share of the ML Fund is lower than the net asset value of the corresponding share of the BlackRock Fund, you will receive a greater number of shares of the ML Fund in the Reorganization than you held in the BlackRock Fund before the Reorganization. On the other hand, if the net asset value of a share of the ML Fund is higher than the net asset value of the corresponding share of the BlackRock Fund, you will receive fewer shares of the ML Fund in the Reorganization than you held in the BlackRock Fund before the Reorganization. The aggregate net asset value of your ML Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of your BlackRock Fund shares immediately prior to the Reorganization.

Q: Will my privileges as a shareholder change after the Reorganization?

A: Your rights as a shareholder will not change in any substantial way as a result of the Reorganization. In addition, the shareholder services available to you after the Reorganization will be substantially the same or may become more favorable.

Q: Who will advise the ML Fund once the Reorganization is completed?

A: The ML Fund will be managed by BlackRock Advisors, Inc., a wholly-owned subsidiary of BlackRock, pursuant to an investment advisory agreement to be entered into following the completion of the transaction between MLIM and BlackRock.

Q: Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A: No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization. As more fully discussed in the Combined Prospectus/Proxy Statement, the holding period with respect to any contingent deferred sales charge applicable to shares of the ML Fund acquired by you in the Reorganization will be measured from the earlier of the time (i) you purchased your BlackRock Fund shares or (ii) you purchased your shares of any other BlackRock fund and subsequently exchanged them for shares of the BlackRock Fund.

Q: How do operating expenses paid by the ML Fund compare to those payable by the BlackRock Fund?

A: Although the total operating expenses of each class of shares of the combined fund may be greater than those of the BlackRock Fund prior to the Reorganization, the BlackRock Fund’s Trustees have determined that the overall benefits of the increased operating efficiencies expected to result from the Reorganization and the superior historical performance of the ML Fund outweighs the effects of such increased expenses.

Q: What will I have to do to open an account in the ML Fund? What happens to my account if the Reorganization is approved?

A: If the Reorganization is approved, an account will be set up in your name and your shares automatically will be converted into shares of the ML Fund, and we will send you written confirmation that this change has taken place. You will receive the same or a similar class of shares of the ML Fund as you currently hold of the BlackRock Fund. The aggregate net asset value of the shares you receive in the Reorganization will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization. No certificates for shares will be issued in connection with the Reorganization. If you currently hold certificates representing your shares of the BlackRock Fund, it is not necessary to surrender such certificates.

Q: Will I have to pay any federal taxes as a result of the Reorganization?

A: The Reorganization is expected to qualify as a tax-free “reorganization”within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, the BlackRock Fund will not recognize any gain or loss as a result of the transfer of substantially all of its assets and certain stated liabilities in exchange solely for shares of the ML Fund or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of the ML Fund in connection with the Reorganization.

Q: What if I redeem or exchange my shares before the Reorganization takes place?

A: If you choose to redeem or exchange your shares before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and, generally, will be a taxable transaction. Also, in the case of redemption, any applicable contingent deferred sales charges or redemption fees will be applied.

Q: How do I vote my proxy?

A: You may cast your vote by mail, telephone or internet or in person at the special shareholder meeting. To vote by mail, please mark your vote on the enclosed proxy form and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or over the internet, please have the proxy form in hand and call the number or go to the website address on the enclosed form and follow the instructions.

Q: When will the Reorganization occur?

A: If approved by shareholders, the Reorganization is expected to occur contemporaneously with or soon after the transaction between MLIM and BlackRock, which is expected to occur at the end of the third quarter of 2006. The Reorganization will not take place if for any reason the transaction between MLIM and BlackRock does not occur or if the Reorganization is not approved by BlackRock Fund shareholders at the Special Meeting.

Q: Whom do I contact for further information?

A: You can contact your financial adviser for further information. You may also call [          ] or visit our website at www.blackrock.com where you can send us an email message by selecting “Contact Us.”

        Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO,
A PORTFOLIO OF BLACKROCK FUNDSSM
100 Bellevue Parkway
Wilmington, Delaware 19809
(800) 441-7762

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON [                 ], 2006

To the Shareholders:

        This is to notify you that a Special Meeting of Shareholders (the “Special Meeting”) of the BlackRock Large Cap Growth Equity Portfolio (the “BlackRock Fund”), a portfolio of BlackRock Funds, will be held on [                 ], 2006 at [                 ] p.m., Eastern time, at the offices of BlackRock, Inc., 40 E. 52nd Street, New York, New York 10022, for the following purposes:

1. To consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the BlackRock Fund would transfer substantially all of its assets and certain stated liabilities to Merrill Lynch Large Cap Growth Fund (the “ML Fund”), a series of Merrill Lynch Large Cap Series Funds, Inc., in exchange solely for Investor A, Investor B, Investor C, Institutional and Service Shares of the ML Fund, which will be distributed by the BlackRock Fund to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

        The Board of Trustees of BlackRock Funds has fixed the close of business on [        ], 2006 as the record date for determination of shareholders of the BlackRock Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments thereof.

        It is very important that your voting instructions be received no later than [              ], 2006. Instructions for shares held of record in the name of a nominee, such as a broker-dealer or trustee of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

        Your vote is important regardless of the size of your holdings in the BlackRock Fund. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy form and return it promptly in the enclosed envelope. Certain shareholders may also vote by telephone or over the internet; please see pages [ ] for details. If you vote by proxy and then desire to change your vote or vote in person at the Special Meeting, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting.

By Order of the Board of Trustees,

[name] [title]

Wilmington, Delaware
[                ], 2006

The information in this Combined Prospectus/Proxy Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Prospectus/Proxy Statement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

COMBINED PROSPECTUS/PROXY STATEMENT

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO,
A PORTFOLIO OF BLACKROCK FUNDSSM
Bellevue Park Corporate Center
100 Bellevue Parkway
Wilmington, Delaware 19809
(888) 825-2257

MERRILL LYNCH LARGE CAP GROWTH FUND,
A SERIES OF MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(609) 282-2800

        This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the BlackRock Large Cap Growth Equity Portfolio (the “BlackRock Fund”). A special meeting of shareholders of the BlackRock Fund (the “Special Meeting”) will be held at the offices of BlackRock, Inc., 40 E. 52nd Street, New York, New York 10022, on [                 ], 2006 at [                 ] p.m., Eastern time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of the BlackRock Fund at the close of business on [                 ], 2006 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments thereof. This Combined Prospectus/Proxy Statement, proxy form and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of the BlackRock Fund on or about [                 ], 2006. Whether or not you expect to attend the Special Meeting or any adjournment thereof, the Board of Trustees of BlackRock Funds requests that shareholders vote their shares by completing and returning the enclosed proxy form.

        The purposes of the Special Meeting are:

1. To consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the BlackRock Fund would transfer all substantially of its assets and certain stated liabilities to the Merrill Lynch Large Cap Growth Fund (the “ML Fund”), a series of Merrill Lynch Large Cap Series Funds, Inc. (the “ML Series”), in exchange solely for Investor A, Investor B, Investor C, Institutional, and Service Shares of the ML Fund, which will be distributed by the BlackRock Fund to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

        The Board of Directors of ML Series, on behalf of the ML Fund (the “ML Fund Board”) and the Board of Trustees of BlackRock Funds, on behalf of the BlackRock Fund (the “BlackRock Fund Board”), have each approved a reorganization (the “Reorganization”) by which the BlackRock Fund, a separate series of BlackRock Funds, an open-end investment company, would be acquired by the ML Fund, a separate series of ML Series, an open-end investment company. The ML Fund has an investment objective and investment policies and practices similar to those of the BlackRock Fund. The Reorganization arises from the agreement by Merrill Lynch & Co., Inc. (“Merrill Lynch”), to combine Merrill Lynch Investment Managers, L.P. (“MLIM”) and certain affiliates with BlackRock, Inc. (“BlackRock”) to form a new asset management company. The Reorganization is part of a larger initiative to consolidate certain of the comparable MLIM and BlackRock funds to eliminate redundancies and achieve certain operating efficiencies. As you know, the BlackRock Fund is advised by BlackRock Advisors, Inc., a subsidiary of BlackRock. When the transaction between MLIM and BlackRock is completed, the ML Fund will be managed by BlackRock Advisors, Inc. [and it is expected to be renamed BlackRock Large Cap Growth Fund]. It is a condition to the closing of the Reorganization that the transaction between MLIM and BlackRock shall have been completed.

        The ML Fund and the BlackRock Fund are sometimes referred to herein each as a “Fund” and collectively as the “Funds.”

        If the BlackRock Fund shareholders approve the Reorganization, the BlackRock Fund will transfer substantially all of its assets and certain stated liabilities to the ML Fund. The ML Fund will simultaneously issue shares to the BlackRock Fund in an amount equal to the aggregate net asset value of the outstanding shares of the BlackRock Fund. Immediately thereafter, the BlackRock Fund will distribute these shares of the ML Fund to its shareholders. After distributing these shares, the BlackRock Fund will be terminated as a series of BlackRock Funds. When the Reorganization is complete, BlackRock Fund shareholders will hold the same or a similar class of shares of the ML Fund as they currently hold of the BlackRock Fund. The aggregate net asset value of the ML Fund shares received in the Reorganization will equal the aggregate net asset value of the BlackRock Fund shares held immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the BlackRock Fund will hold a smaller percentage of ownership in the combined fund than such shareholder held in the BlackRock Fund prior to the Reorganization. After the Reorganization, the ML Fund will continue to operate as a separate series of ML Series, a registered open-end investment company. However, as discussed above, when the transaction between MLIM and BlackRock is completed, the ML Fund will be managed by BlackRock Advisors, Inc. and it is a condition to the closing of the Reorganization that the transaction between MLIM and BlackRock shall have been completed.

        This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of the BlackRock Fund should know before voting on the Reorganization and constitutes an offering of Investor A, Investor B, Investor C, Institutional and Service Shares of the ML Fund only. Please read it carefully and retain it for future reference. A Statement of Additional Information dated June [ ], 2006 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. A Prospectus (the “ML Fund Prospectus”) and Statement of Additional Information (the “ML Fund SAI”) containing additional information about the ML Fund, each dated February 24, 2006 (and as currently supplemented), the Annual Report to Shareholders of the ML Fund for the fiscal year ended October 31, 2005 (the “ML Fund Annual Report”), [and the Semi-Annual Report to Shareholders of the ML Fund for the six months ended April 30, 2006 (the “ML Fund Semi-Annual Report”)], have been filed with the SEC and are incorporated herein by reference. A copy of the ML Fund Prospectus, the ML Fund Annual Report and the ML Fund Semi-Annual Report accompany this Combined Prospectus/Proxy Statement. Except as otherwise described herein, the policies and procedures set forth under “Your Account” in the ML Fund Prospectus will apply to the Investor A, Investor B, Investor C, Institutional and Service Shares to be issued by the ML Fund in connection with the Reorganization. A BlackRock Fund Prospectus for Investor Shares (Investor A Shares, Investor B Shares and Investor C Shares), a BlackRock Fund Prospectus for Institutional Shares and a BlackRock Fund Prospectus for Service Shares (collectively, the “BlackRock Fund Prospectus”) and a Statement of Additional Information (the “BlackRock Fund SAI”) containing additional information about the BlackRock Fund, each dated January 31, 2006 (and as currently supplemented), have been filed with the SEC and are incorporated herein by reference. These documents are on file with the SEC. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.

        Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. P.O. Box 9011 Princeton, New Jersey 08543-9011 telephone: (609) 282-2800	Black Rock Large Cap Growth Equity Portfolio of BlackRock Funds c/o PFPC Inc. P.O. Box 9819 Providence, Rhode Island 02940-8019 [telephone]

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If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.” [The Reorganization SAI may also be obtained without charge at [                 ].

        You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549

By Phone:	1-800-SEC-0330

By Mail:	Public Reference Section Officer of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

        The BlackRock Fund Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

        No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

        Neither the Securities and Exchange Commission nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

        The date of this Combined Prospectus/Proxy Statement is [           ], 2006.

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SUMMARY

        The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

        BlackRock Funds and ML Series are both open-end management investment companies registered with the SEC. BlackRock Large Cap Growth Equity Portfolio (the “BlackRock Fund”) is organized as a separate series of BlackRock Funds, a business trust organized under the laws of the Commonwealth of Massachusetts. Merrill Lynch Large Cap Growth Fund (the “ML Fund”) is organized as a separate series of ML Series, a corporation organized under the laws of the State of Maryland. ML Fund is organized in a “master/feeder” structure and is the sole feeder fund that invests all of its assets in a portfolio (the Master Large Cap Growth Portfolio (the “Master Portfolio”)) of Master Large Cap Series Trust (“Master Trust”), that has the same objective and strategies as the ML Fund. Investment management arrangements are at the Master Trust level. In the reorganization, the assets acquired by the ML Fund from the BlackRock Fund will be contributed to the Master Portfolio in exchange for interests in the Master Portfolio.

        The investment objective of the BlackRock Fund is to seek long-term capital appreciation. The investment objective of the ML Fund is long-term capital growth. Each Fund publicly offers its shares on a continuous basis, and shares may be purchased through each Fund’s distributor, BlackRock Distributors, Inc. or FAM Distributors, Inc., respectively, and numerous intermediaries. Shareholders of each Fund (other than holders of the BlackRock Fund’s Institutional and Service Shares) have the right to exchange their shares for shares of the same class of other funds managed by the same adviser, subject to certain limitations. Additionally, each Fund permits its shareholders to redeem their shares at any time upon proper notice (subject, in certain cases, to contingent deferred sales charges and redemption fees).

The Proposed Reorganization

        [Note: The language in this initial filing regarding approval of the Reorganization by the ML Fund Board is subject to the review of and approval by the ML Fund Board, which is expected to meet in May, 2006 to give its final approval of the Reorganization.]

        The BlackRock Fund Board, including the Trustees who are not “interested persons” of BlackRock Funds (as defined in the 1940 Act), has unanimously approved the Reorganization Agreement. [The ML Fund Board, including the Directors who are not “interested persons” of the ML Fund, and the Master Trust Board, including the Trustees who are not “interested persons” of the Master Trust, has also unanimously approved the Reorganization Agreement.] Subject to approval by the BlackRock Fund shareholders, the Reorganization Agreement provides for:

•	the transfer of substantially all the assets and certain stated liabilities of the BlackRock Fund to the ML Fund in exchange solely for Investor A, Investor B, Investor C, Institutional and Service Shares of the ML Fund;
•	the distribution of such shares to BlackRock Fund shareholders; and
•	the termination of the BlackRock Fund as a series of BlackRock Funds.

        If the proposed Reorganization is approved and completed, BlackRock Fund shareholders would hold shares of the same or a similar class of the ML Fund as they currently hold of the BlackRock Fund with an aggregate net asset value equal to the aggregate net asset value of BlackRock Fund shares owned immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization

        The Reorganization arises from the agreement by Merrill Lynch to combine MLIM and certain affiliates, including Fund Asset Management, L.P. (“FAM”), with BlackRock, one of the largest publicly traded investment

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management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. The Reorganization is part of a larger initiative to consolidate certain of the comparable MLIM and BlackRock mutual funds in order to eliminate redundancies and achieve certain operating efficiencies. As you know, the BlackRock Fund is advised by BlackRock Advisors, Inc. (“BlackRock Advisors”), a subsidiary of BlackRock. The Master Portfolio is currently advised by FAM, an affiliate of MLIM. When the transaction between MLIM and BlackRock is completed, the Master Portfolio will be managed by BlackRock Advisors. After the Reorganization, the ML Fund is expected to be renamed BlackRock Large Cap Growth Fund. It is a condition to the closing of the Reorganization that the transaction between MLIM and BlackRock shall have been completed.

        BlackRock is one of the largest publicly traded investment management firms in the United States with approximately $[                 ] billion of assets under management as of March 31, 2006. Based in New York, BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Merrill Lynch will hold a 49.8% economic stake and about 45% of the common stock of the new company, and the common stock interest of BlackRock’s current majority shareholder, The PNC Financial Services Group, Inc. (“PNC”), will be diluted to about 34%. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares in accordance with the recommendation of the new company’s board of directors on all matters, including election of directors. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC and is expected to close at the end of the third quarter of 2006.

        In approving the Reorganization Agreement, the BlackRock Fund Board, including the independent Trustees, determined that participation in the Reorganization is in the best interests of the BlackRock Fund and its shareholders and that the interests of the shareholders of the BlackRock Fund will not be diluted as a result of the Reorganization. Before reaching these conclusions, the BlackRock Fund Board and the independent Trustees engaged in a thorough review process relating to the proposed Reorganization. As part of this process, the BlackRock Fund Board held a special meeting on [                 ], 200[                 ] to meet with senior executives of BlackRock to review the proposed Reorganization. [The Trustees met with executives and investment professionals of BlackRock and MLIM.] Finally, on [                 ], 2006, the entire BlackRock Fund Board held additional special meetings at which the Reorganization was approved.

        The factors considered by the BlackRock Fund Board with regard to the Reorganization include, but are not limited to, the following:

•	The investment objectives and policies of the BlackRock Fund and the ML Fund are similar. See “Comparison of the BlackRock Fund and the ML Fund—Investment Objectives and Principal Investment Strategies.”
•	The expectation that the combined fund will achieve certain operating efficiencies from its larger net asset size.
•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.
•	The new BlackRock organization will have significantly more investment professionals and related resources than either BlackRock or MLIM possess individually.
•	The composition of the investment team that will manage the combined fund, the team’s investment style and strategies (as described below under “Comparison of the BlackRock Fund and the ML Fund—

6

Investment Objectives and Principal Investment Strategies”), and broad information about performance of the BlackRock Fund and the ML Fund. See “Management of the Funds.”

•	The expectation that shareholders will have substantially the same services available and will have access to the larger combined fund family with a broader array of options.
•	The fact that costs associated with the Reorganization will be absorbed by BlackRock and MLIM, or their affiliates, and will not be borne by shareholders.
•	The Trustees considered the tax effects of the proposed merger and reviewed historical and pro forma tax attributes of the ML Fund and the effect of the merger on certain tax losses of the ML Fund. They considered the potentially negative tax impact of the merger on shareholders under a range of circumstances and determined that any such impact was likely to be outweighed by the benefits of the merger to shareholders, in particular by the expected savings through reduced expenses.

        For these and other reasons, the BlackRock Fund Board unanimously concluded that, based upon the factors and determinations summarized above, completion of the Reorganization is in the best interests of the BlackRock Fund and its shareholders. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

        If the Reorganization is not approved by BlackRock Fund shareholders, the BlackRock Fund will continue to operate for the time being as a separate fund advised by BlackRock Advisors, and the BlackRock Fund Board will consider other alternatives.

        The BlackRock Fund Board unanimously recommends that you vote “For” the Reorganization.

Investment Objectives and Principal Investment Strategies

        Investment Objectives. The investment objective of the BlackRock Fund is to seek long-term capital appreciation. The investment objective of the ML Fund is long-term capital growth. The BlackRock Fund’s investment objective may be changed by the BlackRock Fund Board without shareholder approval upon 30 days’ notice to shareholders. The ML Fund’s investment objective is a fundamental policy that may not be changed without approval of shareholders representing a majority of the ML Fund’s outstanding voting securities, as defined in the 1940 Act. The combined fund will pursue the ML Fund’s investment objective. Because the BlackRock Fund and the ML Fund pursue similar investment objectives and hold similar securities, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses associated with the sale of securities held by the BlackRock Fund that are incompatible with the ML Fund’s investment objective.

        Principal Investment Strategies. The BlackRock Fund invests primarily in equity securities of U.S. large capitalization companies. The BlackRock Fund, under normal circumstances, invests at least 80% of its net assets in equity securities issued by U.S. large capitalization growth companies (defining “large capitalization” companies as those with market capitalizations equal to those within the universe of Russell 1000® Growth Index stocks). Using quantitative techniques and a multi-factor model, the BlackRock Fund’s management team identifies stocks with rising earnings expectations that sell at attractive relative valuations when compared with their sector peers. The BlackRock Fund seeks to maintain the market capitalization, sector allocations and style characteristics of its portfolio similar to those of the Russell 1000® Growth Index. In seeking to maintain the optimal risk/return trade-off, the BlackRock Fund management team rebalances the portfolio regularly.

        The ML Fund invests primarily in a diversified portfolio of equity securities of large capitalization companies located in the United States. The ML Fund emphasizes growth-oriented investments. Under normal circumstances, the ML Fund invests at least 80% of its assets in equity securities of large capitalization companies selected from among those that are, at the time of purchase, included in the Russell 1000® Growth Index. The ML Fund invests primarily in equity securities that the investment adviser believes have above average earnings prospects. FAM uses a proprietary multi-factor quantitative model to look for companies within the Russell 1000® Growth Index that, in FAM’s opinion, are consistent with the investment objective of the ML Fund. Factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. In seeking to outperform its benchmark, the Russell 1000® Growth Index, the ML Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weighting in the Russell 1000® Growth Index. The ML Fund may continue to hold a security after it has been removed from the Russell 1000® Growth Index.

7

        The combined fund’s principal investment strategies will be those of the ML Fund.

        Comparison. While the BlackRock Fund and the ML Fund have certain differences in policies, it is not anticipated that these differences will result in significant portfolio turnover in the combined fund.

        For information about the fundamental investment restrictions applicable to each Fund, see Appendix A.

Fees and Expenses

        Assuming shareholders of the BlackRock Fund approve the proposed Reorganization, substantially all of the assets and certain stated liabilities of the BlackRock Fund will be combined with those of the ML Fund, an account will be set up in each BlackRock Fund shareholder’s name at the ML Fund and each such shareholder will receive shares of the ML Fund. After the Reorganization, BlackRock Fund shareholders will hold shares of the same or a similar class of the ML Fund with an aggregate net asset value equal to the aggregate net asset value of BlackRock Fund shares owned immediately prior to the Reorganization.

        The BlackRock Fund currently offers five classes of shares (Investor A, B and C Shares, Institutional Shares and Service Shares). The ML Fund offers five classes of shares (Class A, B, C, I and R Shares, which will be renamed Investor A, Investor B, Investor C, Institutional and Investor R Shares, respectively), and in connection with the Reorganization, will issue an additional new class of Service Shares.

        If the Reorganization is approved and completed, holders of BlackRock Fund shares will receive ML Fund shares as follows:

BlackRock Fund Shares	ML Fund Shares
Investor A	Investor A (formerly Class A)
Investor B	Investor B (formerly Class B)
Investor C	Investor C (formerly Class C)
Institutional	Institutional (formerly Class I)
Service	Service (newly created)

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Fee Table of the BlackRock Fund, the ML Fund and the
Pro Forma Combined Fund as of October 31, 2005 (unaudited)

        The following comparative tables describe the fees and expenses that you may incur for buying and holding shares of the BlackRock Fund versus shares of the ML Fund. The pro forma column shows the combined fund’s fees and expenses assuming that the Reorganization is approved by the shareholders of the BlackRock Fund. The tables are based on the expenses for the year ended October 31, 2005. Future fees and expenses may be greater or less than those indicated below.

	Actual		Pro Forma Combined Fund*	Actual		Pro Forma Combined Fund*	Actual		Pro Forma Combined Fund*
	BlackRock Fund	ML Fund		BlackRock Fund	ML Fund		BlackRock Fund	ML Fund
	Investor A	Class A	Investor A**	Investor B(b)	Class B(b)	Investor B**(b)	Investor C	Class C	Investor C**
Stockholder Fees (fees paid directly from a stockholder’s investment)(a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%(c)	5.25%(c)	5.25%(c)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(d)	None(d)	None(d)	4.50%(c)	4.00%(c)	4.50%(c)	1.00%(c)	1.00%(c)	1.00%(c)
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None	None	None	None	None	None	None	None	None
Redemption Fee	2.00%(j)	None	None	2.00%(j)	None	None	2.00%(j)	None	None
Exchange Fee	2.00%(j)	None	None	2.00%(j)	None	None	2.00%(j)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.55%	0.50%	0.50%	0.55%	0.50%	0.50%	0.55%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees(e)	0.35%	0.25%	0.25%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses (including administration and transfer agency fees)(f)	0.70%	0.58%	0.57%	0.92%	0.61%	0.60%	0.72%	0.61%	0.60%

Total Annual Fund Operating Expenses	1.60%	1.33%(h)	1.32%(h)	2.47%	2.11%(h)	2.10%(h)	2.27%	2.11%(h)	2.10%(h)

Fee Waiver and/or Expense Reimbursement	(0.31)%(g)	—	—	(0.43)%(g)	—	—	(0.23)%(g)	—	—

Net Total Annual Fund Operating Expenses	1.29%(g)	1.33%(h)	1.32%(h)	2.04%(g)	2.11%(h)	2.10%(h)	2.04%(g)	2.11%(h)	2.10%(h)

Footnotes begin on the next page.

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	Actual				Pro Forma Combined Fund*		Actual		Pro Forma Combined Fund*
	BlackRock Fund		ML Fund				BlackRock Fund
	Institutional		Class I		Institutional**		Service		Service (i)
Stockholder Fees (fees paid directly from a stockholder’s investment)(a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower).	None		None		None		None		None
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None		None		None		None
Redemption Fee	2.00	%(j)	None		None		2.00	%(j)	None
Exchange Fee	2.00	%(j)	None		None		2.00	%(j)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.55%		0.50%		0.50%		0.55%		0.50%
Distribution and/or Service (12b-1) Fees(e)	None		None		None		0.25%		0.25%
Other Expenses (including administration and transfer agency fees)(f)	0.33%		0.58%		0.57%		0.45%		0.57%

Total Annual Fund Operating Expenses	0.88%		1.08	%(h)	1.07	%(h)	1.25%		1.32	%(h)

Fee Waiver and/or Expense Reimbursement	(0.06)	%(g)	—		—		(0.13)	%(g)	—

Net Total Annual Fund Operating Expenses	0.82	%(g)	1.08	%(h)	1.07	%(h)	1.12	%(g)	1.32	%(h)

*	Assuming the Reorganization had taken place on October 31, 2005.
**	After the Reorganization, Class A, Class B, Class C and Class I Shares of the ML Fund will be redesignated Investor A, Investor B, Investor C and Institutional Shares, respectively.
(a)	In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares.
(b)	Class B Shares and Investor B Shares automatically convert to Class A Shares and Investor A Shares, respectively, about eight years after initial purchase, and will no longer be subject to distribution fees.
(c)	Some investors may qualify for reductions in or waivers of the sales charge (load).
(d)	A stockholder may pay a deferred sales charge if such stockholder purchases $1 million or more and redeems within one year for the ML Fund. A CDSC of .75% is assessed on certain redemptions within 18 months of Investor A Shares of the BlackRock Fund that are purchased with no initial sales charge as part of an investment of $1 million or more.
(e)	The ML Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Prospectus of the ML Fund and all other ML Fund materials. The BlackRock Fund uses the term “Service Fee.”
(f)	Financial Data Services, Inc., an affiliate of MLIM, provides transfer agency services to the ML Fund. The Fund pays a fee for these services. The ML Fund’s investment adviser, and/or such adviser’s affiliates, also provides certain accounting services to the ML Fund and the ML Fund reimburses its investment adviser, or its affiliates for such services. Pursuant to an administration agreement between FAM and ML Series, on behalf of the ML Fund, FAM receives a monthly fee at the annual rate of 0.25% of the average daily net assets of the ML Fund; FAM will have a similar agreement with the Pro Forma Combined Fund.

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(g)	BlackRock Advisors has contractually agreed to waive or reimburse fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to each class as follows: 1.29% (for Investor A Shares), 2.04% (for Investor B and C Shares), 0.82% (for Institutional Shares), and 1.12% (for Service Shares) of average daily net assets until February 1, 2007. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years.
(h)	A portion of the total operating expenses incurred by the ML Fund and the Pro Forma Combined Fund is actually incurred by the Master Portfolio. As a feeder of the Master Portfolio, each of the ML Fund and the Pro Forma Combined Fund incur its proportionate share of the expenses incurred by the Master Portfolio, including investment advisory fees, certain professional fees, accounting fees, custody fees and directors fees.
(i)	Prior to the Reorganization, the ML Fund did not issue Service Shares.
(j)	Fee applies only to shares redeemed or exchanged within 90 days of purchase.

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EXAMPLES:

These examples assume that an investor invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, that the investor pays the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate that the investor will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. The class designations shown in parentheses are the class designations to be used after the Reorganization. Although actual costs may be higher or lower, based on these assumptions, an investor’s costs would be:

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Years	3 Years	5 Years	5 Years
Class A/Investor A (Investor A)
ML Fund	$653	$924	$1,216	$2,042
BlackRock Fund††	$699	$1,022	$1,368	$2,341
Pro Forma Combined Fund*	$652	$921	$1,210	$2,032
Class B/Investor B (Investor B)
ML Fund	$614	$961	$1,334	$2,242	**
BlackRock Fund††	$657	$1,079	$1,477	$2,558	***
Pro Forma Combined Fund*	$663	$1,008	$1,329	$2,232	***
Class C/Investor C (Investor C)
ML Fund	$314	$661	$1,134	$2,441
BlackRock Fund††	$307	$687	$1,194	$2,587
Pro Forma Combined Fund*	$313	$658	$1,129	$2,431
Class I/Institutional Class (Institutional)
ML Fund	$110	$343	$595	$1,317
BlackRock Fund††	$84	$275	$482	$1,079
Pro Forma Combined Fund*	$109	$340	$590	$1,306
Service Class (Service) †
BlackRock Fund††	$114	$384	$674	$1,500
Pro Forma Combined Fund*	$134	$418	$723	$1,590

Footnotes begin on the next page.

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ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A/Investor A (Investor A)
ML Fund	$653	$924	$1,216	$2,042
BlackRock Fund††	$699	$1,022	$1,368	$2,341
Pro Forma Combined Fund*	$652	$921	$1,210	$2,032
Class B/Investor B (Investor B)
ML Fund	$214	$661	$1,134	$2,242	**
BlackRock Fund††	$207	$729	$1,277	$2,558	***
Pro Forma Combined Fund*	$213	$658	$1,129	$2,232	***
Class C/Investor C (Investor C)
ML Fund	$214	$661	$1,134	$2,441
BlackRock Fund††	$207	$687	$1,194	$2,587
Pro Forma Combined Fund*	$213	$658	$1,129	$2,431
Class I/Institutional Class (Institutional)
ML Fund	$110	$343	$595	$1,317
BlackRock Fund††	$84	$275	$482	$1,079
Pro Forma Combined Fund*	$109	$340	$590	$1,306
Service Class (Service)†
BlackRock Fund††	$114	$384	$674	$1,500
Pro Forma Combined Fund*	$134	$418	$723	$1,590

*	Assuming the Reorganization had taken place on October 31, 2005.
**	Assumes conversion to Class A Shares approximately eight years after purchase.
***	Assumes conversion to Investor A Shares approximately eight years after purchase.
†	The ML Fund does not currently offer Service Shares, but the combined fund will offer Service Shares.
††	Does not reflect the continuation beyond one year of the contractual agreement described in note (g) to the fee table.

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Federal Tax Consequences

        The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, neither the ML Fund, the BlackRock Fund, nor their respective shareholders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization, and neither the ML Fund nor the Master Portfolio will recognize gain or loss on the transfer by the ML Fund of assets in exchange for interests in the Master Portfolio. As a condition to the closing of the Reorganization, each of the ML Fund and the BlackRock Fund will receive an opinion from Sidley Austin LLP to that effect. No tax ruling from the Internal Revenue Service (“IRS”) regarding the Reorganization has been or will be requested. The opinion of counsel is not binding on the IRS or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

        If any of the portfolio assets of the BlackRock Fund are sold by the BlackRock Fund in connection with the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the BlackRock Fund’s basis in such assets. Any gains will be distributed to the BlackRock Fund’s shareholders as either capital-gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

        At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

COMPARISON OF THE BLACKROCK FUND
AND THE ML FUND

Investment Objectives and Principal Investment Strategies

        BlackRock Fund. The BlackRock Fund’s investment objective is to seek long-term capital appreciation. The BlackRock Fund’s investment objective may be changed by the BlackRock Fund Board without shareholder approval upon 30 days’ notice to shareholders.

        The BlackRock Fund invests primarily in equity securities of U.S. large capitalization companies. The BlackRock Fund, under normal circumstances, invests at least 80% of its net assets in equity securities issued by U.S.

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large capitalization growth companies (generally defining “large capitalization” companies as those with market capitalizations equal to those within the universe of Russell 1000® Growth Index stocks). The BlackRock Fund’s management team uses quantitative techniques to analyze a universe of approximately 700 growth companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of growth stocks. Using this multi-factor model, the BlackRock Fund’s management team identifies stocks with rising earnings expectations that sell at attractive relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management teams selects stocks, together with their aggregate weightings, that it believes will maximize the Fund’s return per unit of risk. The BlackRock Fund seeks to maintain the market capitalization, sector allocations and style characteristics of the Fund’s portfolio similar to those of the Russell 1000® Growth Index. In order to remain fully invested and instead of purchasing and selling securities directly, the BlackRock Fund may also invest in depositary receipts that seek to replicate the price performance and dividend yield of the Russell 1000® Growth Index. In extreme market conditions, the BlackRock Fund temporarily may invest some or all of its assets in high quality money market securities for the purpose of avoiding market losses. In seeking to maintain the optimal risk/return trade-off, the BlackRock Fund management team rebalances the portfolio regularly.

        The management team may, when consistent with the BlackRock Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

        ML Fund. The investment objective of the ML Fund is with long-term capital growth. The ML Fund’s investment objective is a fundamental policy that may not be changed without approval of shareholders representing a majority of the ML Fund’s outstanding voting securities, as defined in the 1940 Act.

        The ML Fund invests primarily in a diversified portfolio of equity securities of large capitalization companies located in the United States. Under normal circumstances, the ML Fund invests at least 80% of its assets in equity securities of large capitalization companies selected from among those that are, at the time of purchase, included in the Russell 1000® Growth Index.

        The ML Fund seeks to outperform the Russell 1000® Growth Index by investing in equity securities that the ML Fund’s investment adviser believes have above average earnings prospects. In selecting securities for the ML Fund’s portfolio from it’s benchmark universe, the ML Fund’s investment adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth.

        Because the ML Fund generally will not hold all the stocks in its applicable index, and because the ML Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the ML Fund is not an “index” fund. In seeking to outperform the relevant benchmark, however, the ML Fund’s investment adviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:

•	Relative price to earnings and price to book ratios
•	Stability and quality of earnings
•	Earnings momentum and growth
•	Weighted median market capitalization of the ML Fund’s portfolio
•	Allocation among the economic sectors of the ML Fund’s portfolio as compared to the applicable index
•	Weighted individual stocks within the applicable index

        In addition to the main strategies discussed above, the ML Fund may use certain other investment strategies. The ML Fund also may invest in securities of foreign issuers that are represented by American Depositary Receipts, or “ADRs” and the ML Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. The ML Fund may invest in investment grade convertible securities, preferred stock, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government) and there are no restrictions on the maturity of the debt securities in which the ML Fund may invest.

        The ML Fund is organized in a “master/feeder” structure and is a feeder fund that invests all of its assets in the Master Portfolio of the Master Trust, that has the same objective and strategies as the ML Fund. All investments

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will be made at the level of the Master Portfolio and investment advisory arrangements are made at the Master Trust level. Therefore, the ML Fund’s investment results will correspond directly to the investment results of the Master Portfolio. In the Reorganization, the assets acquired by the ML Fund from the BlackRock Fund will be contributed to Master Portfolio in exchange for interests in Master Portfolio.

        The ML Fund may use derivatives to hedge its investments.

        Combined Fund. The combined fund’s investment objective and principal investment strategies will be those of the ML Fund. Because the BlackRock Fund and the ML Fund pursue similar investment objectives and hold similar securities, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses associated with the sale of securities held by the BlackRock Fund which are incompatible with the ML Fund’s investment objective. It is expected that the combined fund will change its name to BlackRock Large Cap Growth Fund.

Principal and Other Investment Risks

        Because of their similar investment objectives and principal investment strategies, the BlackRock Fund and the ML Fund are subject to similar investment risks. The following discussion describes the principal and certain other risks that may affect the combined fund. You will find additional descriptions of specific risks in the prospectuses for the BlackRock Fund and the ML Fund.

        There is no guarantee that shares of either Fund will not lose value. This means shareholders of either Fund and shareholders of the combined fund could lose money.

        The primary risks of investing in the Funds include market risk, selection risk and investment style risk. Market risk is the risk that one or more markets in which a fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that a fund’s investment adviser selects will underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. Both Funds follow an investing style that favors growth companies. The growth investing style may over time go in and out of favor during certain market conditions. At times when the investing style used by a Fund is out of favor, either Fund may underperform other equity funds that use different investing styles.

        Depending on its investment policies, one or both Funds are subject to several types of secondary risk, including: (i) borrowing and leverage risk; (ii) risks related to securities lending; (iii) risks related to depositary receipts, (iv) the risk that various potential hedging strategies will reduce gains and (v) risks related to investments in when issued or delayed delivery securities and forward commitments.

Performance Information

        The following tables provide performance information for the currently existing shares of each class of the ML Fund and the BlackRock Fund, including and excluding maximum applicable sales charges, for the periods indicated. Past performance is not predictive of future performance. Since the ML Fund’s Service Shares to be issued in the Reorganization are newly created, no ML Fund performance information is provided for those shares. For more information concerning the performance of the ML Fund, please refer to the ML Fund Prospectus, the ML Fund SAI, the ML Fund Annual Report and the ML Fund Semi-Annual Report. For more information concerning the performance of the BlackRock Fund, please refer to the BlackRock Fund Prospectus, the BlackRock Fund SAI and the 2005 Annual Report to Shareholders of the BlackRock Fund.

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ML Fund
Average Annual Total Return

	Class A Shares		Class B Shares		Class C Shares
Period	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)
One Year Ended December 31, 2005	5.75%	11.61%	6.66%	10.66%	9.67%	10.67%
Five Years Ended December 31, 2005	0.74%	1.84%	0.65%	1.04%	1.04%	1.04%
Since Inception (December 22, 1999) to December 31, 2005	(0.88)%	0.01%	(0.76)%	(0.76)%	(0.77)%	(0.77)%

	Class I Shares
Period	With Sales Charge† (%)	Without Sales Charge(%)
One Year Ended December 31, 2005	11.89%	11.89%
Five Years Ended December 31, 2005	2.09%	2.09%
Since Inception, (December 22, 1999) to December 31, 2005	0.27%	0.27%

*	Assumes the maximum initial sales charge on Class A Shares is 5.25%, the maximum CDSC on Class B Shares is 4.0% and is reduced to 0% after six years and the maximum CDSC on Class C Shares is 1.00% and is reduced to 0% after one year.
†	The returns for Class I Shares do not reflect the Class I front-end sales charge in effect prior to December 28, 2005. If the sales charge were included, the returns for Class I Shares would be lower.

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BlackRock Fund Average Annual Total Return

	Investor A Shares		Investor B Shares		Investor C Shares
Period	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)	With Sales Charge*(%)	Without Sales Charge(%)
One Year Ended December 31, 2005	(0.79)%	5.31%	0.00%	4.50%	3.62%	4.62%

Five Years Ended December 31, 2005	(9.63)%	(8.55)%	(9.62)%	(9.25)%	(9.23)%	(9.23)%

Ten Years Ended December 31, 2005	2.74%	3.35%	2.57%	2.57%	2.56%	2.56%

	Institutional Shares		Service Shares
Period	With Sales Charge(%)	Without Sales Charge(%)	With Sales Charge(%)	Without Sales Charge(%)
One Year Ended December 31, 2005	5.75%	5.75%	5.42%	5.42%

Five Years Ended December 31, 2005	(8.14)%	(8.14)%	(8.43)%	(8.43)%

Ten Years Ended December 31, 2005	3.82%	3.82%	3.51%	3.51%

*	Assumes the maximum initial sales charge on Investor A Shares is 5.75%, the maximum CDSC on Investor B Shares is 4.5% and is reduced to 0% after six years and the maximum CDSC on Investor C Shares is 1.0% and is reduced to 0% after one year.

        It is expected that the combined fund will be renamed the BlackRock Large Cap Growth Fund following the Reorganization. Because the combined fund will most closely resemble the ML Fund, the ML Fund will be the accounting survivor of the Reorganization. As such, the combined fund will assume the performance history of the ML Fund at the closing of the Reorganization.

Management of the Funds

        BlackRock Fund. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, serves as the investment adviser to the BlackRock Fund. BlackRock Advisors is a wholly-owned subsidiary of BlackRock, which is currently a majority-owned, indirect subsidiary of PNC.

        The BlackRock Fund’s management team is led by Fred Herrmann, CFA, and David Byrket, CFA, both Managing Directors at BlackRock Advisors. Mr. Herrmann and Mr. Byrket head a six person investment team at BlackRock Advisors focused on quantitative strategies for the equity market. They have been managing the BlackRock Fund since March 2003. Prior to joining BlackRock Advisors in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors at Weiss, Peck and Greer, LLC since 2001. They have been responsible for managing quantitative portfolios since 1996.

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        The BlackRock Fund SAI provides additional information about the compensation of the BlackRock Fund’s portfolio managers, other accounts managed by such portfolio managers, and such portfolio managers’ ownership of securities in the BlackRock Fund.

        ML Fund. FAM, located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Master Trust and manages the Master Portfolio’s investments subject to the oversight of the Master Trust Board. FAM has the responsibility for making all investment decisions for the Master Portfolio. FAM is an affiliate of MLIM, which is an indirect, wholly-owned subsidiary of Merrill Lynch.

        Robert C. Doll, Jr., is the ML Fund’s senior portfolio manager and is primarily responsible for the day-to-day management of the ML Fund’s portfolio and the selection of its investments. He has been the ML Fund’s portfolio manager since inception. Mr. Doll has been President of FAM and its affiliate MLIM since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Prior to joining MLIM, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999. He has been President and a member of the Board of the funds advised by MLIM and its affiliates since 2005.

        The ML Fund SAI provides additional information about the compensation of the ML Fund’s portfolio manager, other accounts managed by such portfolio manager, and such portfolio manager’s ownership of securities in the ML Fund.

        Combined Fund. As discussed below under “Investment Advisory Agreements — ML Fund,” following the Reorganization, BlackRock Advisors will serve as investment adviser to the combined fund and [            ] will serve as sub-adviser. The combined fund’s management team will be led by [              ].

Investment Advisory Agreements

        BlackRock Fund. BlackRock Advisors provides investment advisory services to the BlackRock Fund pursuant to an investment advisory agreement. The investment advisory agreement between the BlackRock Fund and BlackRock Advisors is referred to herein as the “BlackRock Advisory Agreement.”

        BlackRock Advisors is entitled to fees computed daily and payable monthly. The maximum annual advisory fees that can be paid to BlackRock Advisors (as a percentage of average daily net assets of the BlackRock Fund) are as follows:

Total Annual Advisory Fee (Before Waivers)

Average Daily Net Assets	Investment Advisory Fee
Up to $1 billion	0.550%
$1 billion-$2 billion	0.500%
$2 billion-$3 billion	0.475%
More than $3 billion	0.450%

Applying this fee schedule, the BlackRock Fund’s effective advisory fee rate was 0.550% of the BlackRock Fund’s average daily net assets for the twelve month period ended October 31, 2005.

        BlackRock Advisors has contractually agreed until February 1, 2007 to waive or reimburse fees or expenses in order to limit expenses (excluding interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business, if any) as a percentage of average daily net assets allocated to each class as follows: 1.29% (for Investor A Shares), 2.04% (for Investor B and C Shares), 0.82% (for Institutional Shares), and 1.12% (for Service Shares). See “Summary—Fees and Expenses” above.

        To maintain this limit, BlackRock Advisors and the BlackRock Fund have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses through February 1, 2007 and requires BlackRock Advisors to waive or reimburse fees or expenses if these operating expenses exceed that limit.

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        A discussion regarding the basis for the BlackRock Fund Board’s approval of the BlackRock Advisory Agreement is available in the BlackRock Fund’s most recent semi-annual report to shareholders.

        ML Fund. The ML Fund invests all of its assets in the Master Portfolio of the Master Trust. Accordingly, the ML Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the Master Trust level. The Master Trust, on behalf of the Master Portfolio, has entered into an investment advisory agreement with FAM, as investment adviser (the “ML Advisory Agreement”). Currently, FAM has overall responsibility for managing the investments of the Master Portfolio, subject to the oversight of the Master Trust Board. Under the ML Advisory Agreement, FAM provides the Master Trust with investment advisory and management services. FAM is responsible for the actual management of the Master Portfolio’s portfolio and reviews the Master Portfolio’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM. FAM receives for its services to the Master Portfolio monthly compensation at the annual rate of 0.50% of the average daily net assets of the Master Portfolio. FAM performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Master Trust.

        FAM has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which FAM may pay a fee for services it receives.

        A discussion regarding the basis for the Master Trust Board’s approval of the ML Advisory Agreement is available in the ML Fund’s Annual Report.

        In connection with the transaction between MLIM and BlackRock, BlackRock Advisors will enter into an investment advisory agreement (the “New Investment Advisory Agreement”) with the Master Trust on behalf of the Master Portfolio and BlackRock Advisors will enter into a new investment sub-advisory agreement (the “New Subadvisory Agreement”) with [ ] (the “Subadviser”), subject to approval by the ML Fund Board, the Master Trust Board and ML Fund’s shareholders. Pursuant to the New Investment Advisory Agreement, the Master Trust, on behalf of the Master Portfolio, will pay BlackRock Advisors at the same advisory fee rate contained in the ML Advisory Agreement. The services provided by BlackRock Advisors and its affiliates under the New Investment Advisory Agreement are substantially the same in all material respects as the services provided by FAM under the ML Advisory Agreement for the Master Trust.

        The New Investment Advisory Agreement generally will provide that, subject to the direction and control of the ML Fund Board, BlackRock Advisors will (a) act as investment adviser for and supervise and manage the investment and reinvestment of the Master Portfolio’s assets with complete discretion in purchasing and selling securities and other assets for the Master Portfolio and in voting, exercising consents and exercising all other rights pertaining to such securities and other assets on behalf of the Master Portfolio, (b) supervise continuously the investment program of the Master Portfolio and the composition of its investment portfolio, (c) arrange, subject to the restrictions of the ML Fund’s organizational documents, the provisions of the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), the ML Fund’s investment objectives and policies, and the applicable rules and regulations of the SEC and other applicable federal and state law, as well as any specific policies and determinations of the ML Fund Board and Master Trust Board disclosed to BlackRock Advisors, for the purchase and sale of securities and other assets held in the investment portfolio of the Master Portfolio; and (d) provide investment research to the Master Trust.

        The New Subadvisory Agreement generally will provide that, subject to the oversight and supervision of BlackRock Advisors and the direction and control of the ML Fund Board, the Subadviser will perform certain of the day-to-day operations of the Master Portfolio, which may include one or more of the following services, at the request of BlackRock Advisors: (a) acting as investment advisor for and managing the investment and reinvestment of those assets of the Master Portfolio as BlackRock Advisors may from time to time request with complete discretion in purchasing and selling such securities and other assets for the Master Portfolio and in voting, exercising consents and exercising all other rights pertaining to such securities and other assets on behalf of the Master Portfolio, (b) arranging, subject to the restrictions of the Master Portfolio’s organizational documents, the provisions of the 1940 Act and the Advisers Act, and the Master Portfolio’s investment objectives and policies, and the applicable rules and regulations of the SEC, and other applicable federal and state law, as well as any specific policies and determinations of the ML Fund Board disclosed to the Subadviser, for the purchase and sale of securities and other assets held in the investment portfolio of the

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Master Portfolio; (c) providing investment research and credit analysis concerning the Master Portfolio’s investments, (d) assisting BlackRock Advisors in determining what portion of the Master Portfolio’s assets will be invested in cash, cash equivalents and money market instruments, (e) placing orders for all purchases and sales of such investments made for the Master Portfolio, and (f) maintaining the books and records as are required to support Master Portfolio investment operations. At the request of BlackRock Advisors, the Subadviser will also, subject to the oversight and supervision of BlackRock Advisors and the direction and control of the ML Fund Board, provide to BlackRock Advisors or the Master Portfolio any of the facilities and equipment and perform any of the administrative services described in the New Investment Advisory Agreement.

        Combined Fund. If the shareholders of the BlackRock Fund approve the Reorganization, the combined fund will be managed by BlackRock Advisors pursuant to the New Investment Advisory Agreement, the major elements of which are described above.

        BlackRock Advisors will perform a similar investment advisory role for the Master Portfolio under the terms of the New Investment Advisory Agreement as it does for the BlackRock Fund under the terms of the BlackRock Advisory Agreement. Following the Reorganization, the ML Fund fee structure will apply. It is anticipated that at the time of the Reorganization the change to the ML Fund fee structure will result in the combined fund having lower contractual advisory fees than under the BlackRock Fund Advisory Agreement.

Administration Agreements

        BlackRock Fund. BlackRock Advisors and PFPC Inc. (“PFPC”) serve as the BlackRock Fund’s co-administrators pursuant to an administration agreement (the “BlackRock Administration Agreement”). PFPC maintains office facilities for the BlackRock Fund; furnishes the BlackRock Fund with statistical and research data, clerical, accounting, bookkeeping and other administrative services. Under the BlackRock Administration Agreement, BlackRock Advisors is responsible for: (i) the supervision and coordination of the performance of the BlackRock Fund’s service providers; (ii) the negotiation of service contracts and arrangements between the BlackRock Fund and its service providers; (iii) acting as liaison between the trustees of the BlackRock Fund and the BlackRock Fund’s service providers; and (iv) providing ongoing business management and support services in connection with the BlackRock Fund’s operations.

        Under the BlackRock Administration Agreement, the BlackRock Fund pays BlackRock Advisors and PFPC a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.075% of the first $500 million of the BlackRock Fund’s average daily net assets, 0.065% of the next $500 million of the BlackRock Fund’s average daily net assets and 0.055% of the BlackRock Fund’s average daily net assets in excess of $1 billion; and (ii) 0.025% of the first $500 million of the average daily net assets allocated to each class of shares of the BlackRock Fund, 0.015% of the next $500 million of the average daily net assets allocated to each class of shares of the BlackRock Fund and 0.005% of the average daily net assets allocated to each class of shares of the BlackRock Fund in excess of $1 billion. Applying this fee schedule, the BlackRock Fund’s effective administrative fee rate was [            ]% of the BlackRock Fund’s average daily net assets for the twelve month period ended October 31, 2005. BlackRock Advisors and PFPC may from time to time voluntarily waive administration fees with respect to the BlackRock Fund and may voluntarily reimburse the BlackRock Fund for expenses.

        ML Fund. FAM provides administrative services to the ML Fund pursuant to an administration agreement between FAM and ML Series (the “ML Administration Agreement”). Under the ML Administration Agreement, FAM provides certain administrative services to the ML Fund and provides (or causes its affiliates to provide) for the ML Fund’s office space, facilities and necessary personnel as well as the fees of those Directors and officers of ML Series who are affiliated persons of FAM or any of its affiliates. Under the ML Administration Agreement, FAM receives for its services to ML Series and the ML Fund, monthly compensation at the annual rate of 0.25% of the average daily net assets of the ML Fund. In connection with this combination of MLIM and BlackRock, BlackRock Advisors will enter into an administration agreement (the “New Administration Agreement”) with ML Series, on behalf of the ML Fund. Pursuant to the New Administration Agreement, the ML Fund will pay BlackRock Advisors the same fee rate provided under the ML Administration Agreement. The services provided by BlackRock Advisors and its

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affiliates under the New Administration Agreement will be substantially the same in all material respects as the services provided by FAM under the ML Administration Agreement.

        Combined Fund. Following the Reorganization, BlackRock Advisors will provide the combined fund with administrative services pursuant to the New Administration Agreement, the major elements of which are described above under “ML Fund.” Although the combined fund’s fee for administration services will be higher than the fee paid under the BlackRock Administration Agreement, this is partially offset by the lower contractual advisory fee for the combined fund.

Other Service Providers

        BlackRock Fund. PFPC, located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the administrator, transfer agent and dividend disbursing agent for the BlackRock Fund. PFPC Trust Company, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as the BlackRock Fund’s custodian. PFPC and PFPC Trust Company are each affiliates of PNC. __________, located at ______________, is the independent registered public accounting firm for the BlackRock Fund. BlackRock Distributors, Inc. (“BlackRock Distributors”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, an affiliate of PNC, serves as the distributor and principal underwriter for the BlackRock Fund.

        ML Fund. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian for the ML Fund. Financial Data Services, Inc., located at 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, serves as the transfer agent of the ML Fund. ___________, located at ___________, is the independent registered public accounting firm for the ML Fund. FAM Distributors, Inc. (“FAM Distributors”), located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, an affiliate of FAM, serves as the distributor and principal underwriter for the ML Fund.

        Combined Fund. Immediately following the Reorganization, the ML Fund’s service providers [, other than the transfer agent,] are expected to service the combined fund. [PFPC, the BlackRock Fund’s transfer agent, is expected to serve as the transfer agent for the combined fund.] The combined fund will continue to be distributed by FAM Distributors, as a co-distributor, along with the addition of BlackRock Distributors as a co-distributor. Any changes in service providers thereafter are not expected to affect the nature or quality of services provided to the Fund or its shareholders.

Distribution and Service Fees

        BlackRock Fund. The BlackRock Fund has adopted a plan (the “BlackRock Fund Distribution Plan”) that allows the BlackRock Fund to pay distribution fees for the sale of its shares pursuant to Rule 12b-1 under the 1940 Act and shareholder servicing fees for certain services provided to its shareholders.

        Under the BlackRock Fund Distribution Plan, Investor B and Investor C Shares pay a fee (a distribution fee) to BlackRock Distributors and/or affiliates of PNC (including BlackRock Advisors) for distribution and sales support services. The distribution fees may also be used to pay affiliated and unaffiliated brokers, dealers, financial institutions and industry professionals (including BlackRock Advisors, PNC Bank and its affiliates) (“Service Organizations”) for sales support services and related expenses. All Investor B and Investor C Shares pay a maximum distribution fee of 0.75% per year. All Investor A Shares currently may pay a maximum distribution fee of 0.10% per year, however, such fee is currently being waived by the BlackRock Fund, and, upon the closing of the Reorganization, Investor A shares of the combined fund will not be subject to distribution fees.

        Under the BlackRock Fund Distribution Plan, the BlackRock Fund also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Investor Shares in return for these fees. The BlackRock Fund may pay a shareholder servicing fee of up to 0.25% per year of the average daily net asset value of Investor and Service Shares of the BlackRock Fund. All Investor A, Investor B, Investor C and Service Shares of the BlackRock Fund pay this shareholder servicing fee. Institutional Shares do not pay distribution or shareholder servicing fees.

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        ML Fund. The ML Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (the “ML Fund Distribution Plans”). Under the ML Fund Distribution Plans, the ML Fund pays annual service and distribution fees to FAM Distributors at a rate of up to 0.25% of average daily net assets for Class A Shares, and 1.0% of average daily net assets for Class B Shares and Class C Shares. These fees are used to cover the costs of the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries. Class I Shares are not subject to distribution or service fees. In connection with the Reorganization, the ML Fund will adopt a form of Distribution Plan substantially similar to the ML Fund Distribution Plans with respect to its newly-created Service Shares, pursuant to which the ML Fund will pay annual service and distribution fees at a rate up to 0.25% of average daily net assets for Service Shares.

        Combined Fund. Following the Reorganization, the combined fund will use the ML Fund Distribution Plans, as described above, for its currently existing share classes and will adopt a similar form of Distribution Plan for its newly-created Service Shares with distribution and service fees as described above.

        For more information on the ML Fund Distribution Plans or the BlackRock Fund Distribution Plan, including a complete list of services provided thereunder, see the ML Fund Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the BlackRock Fund Prospectus, respectively.

Purchase, Exchange, Redemption and Valuation of Shares

        Procedures for the purchase, exchange, redemption and valuation of shares of the ML Fund and the BlackRock Fund are similar. Shareholders should refer to the ML Fund Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the BlackRock Fund Prospectus for the specific procedures applicable to purchases, exchanges and redemptions of shares. In addition to the policies described below, certain fees may be assessed in connection with the purchase, exchange and redemption of shares. See “Summary —Fees and Expenses” above. The following discussion describes the policies and procedures related to the purchase, exchange, redemption and valuation of shares of the ML Fund, which policies and procedures will be used by the combined fund.

        Purchasing Shares. The class structure and purchase and distribution procedures for shares are substantially similar for both the BlackRock Fund and the ML Fund. The ML Fund currently offers five classes of shares of common stock. The BlackRock Fund currently offers five classes of shares of beneficial interest. The ML Fund’s Class A Shares are similar to the BlackRock Fund’s Investor A Shares, the ML Fund’s Class B Shares are similar to the BlackRock Fund’s Investor B Shares, the ML Fund’s Class C Shares are similar to the BlackRock Fund’s Investor C Shares and the ML Fund’s Class I Shares are similar to the BlackRock Fund’s Institutional Shares. The BlackRock Fund also issues Service Shares, which are not subject to sales charges or distribution fees, but are subject to service fees. For a complete discussion of the classes of shares and the purchase and distribution procedures related thereto for the ML Fund, see “Your Account — Pricing of Shares,” “— How to Buy, Sell, Transfer and Exchange Shares” and “— Participation in Fee-Based Programs” in the ML Fund Prospectus and, for the BlackRock Fund, see “About Your Investment — How to Buy/Sell Shares” in the BlackRock Fund Prospectus.

        Exchanging Shares. Shareholders can exchange Class A, Class B, Class C and Class I Shares of the ML Fund for shares of certain other funds advised by MLIM or its affiliate, FAM (“MLIM/FAM-advised funds”). The shareholder must have held the shares used in the exchange for at least 15 calendar days before he or she can exchange to another fund. Class A, Class B, Class C and Class I Shares are generally exchangeable for shares of the same class of another MLIM/FAM-advised fund. If a shareholder owns Class I Shares and wishes to exchange into a fund in which he or she has no Class I Shares (and is not eligible to purchase Class I Shares), the shareholder will exchange into Class A Shares. Some of the MLIM/FAM-advised funds impose a different initial or deferred sales charge schedule. If a shareholder exchanges Class A or Class I Shares for shares of a fund with a higher initial sales charge than the shareholder originally paid, the shareholder will be charged the difference at the time of exchange. If a shareholder exchanges Class B Shares for shares of a fund with a different deferred sales charge schedule, the higher schedule will apply. The time the shareholder holds Class B or Class C Shares in both funds will count when determining his or her holding period for calculating a deferred sales charge at redemption. If a shareholder

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exchanges Class A or Class I Shares for money market fund shares, he or she will receive Class A Shares of Summit Cash Reserves Fund. Class B or Class C Shares of the ML Fund will be exchanged for Class B Shares of Summit Cash Reserves Fund.

        Holders of Investor A, Investor B and Investor C Shares of the BlackRock Fund may exchange their shares for shares of the same class of another BlackRock Fund. Shareholders may make an exchange by sending a written request to the BlackRock Fund or telephoning the BlackRock Fund once an account is set up unless a shareholder previously indicated that he or she did not want this option. Holders of Institutional and Service Shares of the BlackRock Fund do not have an exchange privilege.

        Following the Reorganization, BlackRock Fund shareholders who receive Investor A, Investor B, Investor C or Institutional Shares of the ML Fund will have the right to exchange such shares for Investor A or Class A, Investor B or Class B, Investor C or Class C, or Institutional or Class I Shares, respectively, of Select PricingSM System mutual funds advised by BlackRock Advisors or its affiliates (“Select Pricing Funds”)[, using the same procedures currently applicable to the ML Fund, as described above]. [For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the BlackRock Fund will be “tacked” to the holding period of the newly acquired shares of the other fund.]

        Redeeming Shares. The redemption procedures for shares of the ML Fund are substantially similar to the redemption procedures for shares of the BlackRock Fund. See “Your Account — Pricing of Shares,” “— How to Buy, Sell, Transfer and Exchange Shares” and “— Participation in Fee-Based Programs” in the ML Fund Prospectus and “About Your Investment — How to Buy/Sell Shares” in the BlackRock Fund Prospectus.

        Valuation of Shares. The ML Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the New York Stock Exchange (the “NYSE”) is open as of the close of business on the NYSE based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The net asset value used in determining share price is the next one calculated after the purchase or redemption order is placed. Foreign securities owned by the ML Fund may trade on weekends or other days when the ML Fund does not price its shares. As a result, the Fund’s net asset value may change on days when you will not be able to purchase or redeem Fund shares.

        The ML Fund invests primarily in the securities of U.S. issuers or in ADRs of foreign issuers that trade in the U.S. markets. Therefore, the ML Fund generally prices its securities as of the close of the NYSE based on the closing market prices of the securities. However, if market quotations are not readily available or, in the investment adviser’s judgment, do not accurately reflect fair value for a security, that security may be valued by another method that the ML Fund Board believes more accurately reflects the fair value.

        The ML Fund Board has adopted valuation procedures for the ML Fund and has delegated the day-to-day responsibility for fair value determinations to FAM’s Valuation Committee. Fair value determinations by FAM that materially affect the ML Fund’s net asset value are subject to review, approval or ratification, as appropriate, by the ML Fund Board. In determining whether current market prices are readily available or accurately reflect a security’s fair value, FAM monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the ML Fund. Those may include events affecting specific issuers (for example, a halt in trading of an issuer’s securities during the trading day or a company announcement) or events affecting securities markets generally (for example, market volatility or a natural disaster).

        The ML Fund’s use of fair value pricing is designed to ensure that the ML Fund’s net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair value used by the ML Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

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        Following the Reorganization, net asset value will be determined in a manner consistent with the ML Fund’s procedures, as described above.

Market Timing

Each Fund discourages and does not accommodate frequent purchases and redemptions of shares by Fund shareholders, and each Fund’s Board has adopted policies and procedures to deter such frequent purchases and redemptions. For further information with respect to the ML Fund’s or the BlackRock Fund’s policies with respect to market timing, see the ML Fund Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) or the BlackRock Fund Prospectus.

FINANCIAL HIGHLIGHTS

        Financial highlights tables for the existing share classes of the ML Fund may be found in the ML Fund’s Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement. Financial highlights tables for the share classes of the BlackRock Fund may be found in the BlackRock Fund Prospectus.

INFORMATION ABOUT THE REORGANIZATION

General

        Under the Reorganization Agreement, the BlackRock Fund will transfer substantially all of its assets and certain stated liabilities to the ML Fund in exchange for Investor A, Investor B, Investor C, Institutional and Service Shares of the ML Fund. For more details about the Reorganization Agreement, see Appendix B—”Form of Agreement and Plan of Reorganization.” The shares of the ML Fund issued to the BlackRock Fund will have an aggregate net asset value equal to the aggregate net asset value of the BlackRock Fund shares outstanding immediately prior to the Reorganization. Upon receipt by the BlackRock Fund of the shares of the ML Fund, the BlackRock Fund will distribute the shares to BlackRock Fund shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the BlackRock Fund will be terminated as a series of BlackRock Funds under applicable state law.

        The distribution of ML Fund shares to BlackRock Fund shareholders will be accomplished by opening new accounts on the books of the ML Fund in the names of the BlackRock Fund shareholders and transferring to those shareholder accounts the shares of the ML Fund. Such newly-opened accounts on the books of the ML Fund will represent the respective pro rata number of shares of the same or a similar class of the ML Fund that the BlackRock Fund receives under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreement” below.

        Accordingly, as a result of the Reorganization, each BlackRock Fund shareholder will own the same or a similar class of shares of the ML Fund having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s BlackRock Fund shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund’s net asset value. However, as a result of the Reorganization, a shareholder of either the ML Fund or the BlackRock Fund will hold a reduced percentage of ownership in the larger combined fund than the shareholder did in either of the separate Funds.

        No sales charge or fee of any kind will be assessed to the BlackRock Fund shareholders in connection with their receipt of shares of the ML Fund in the Reorganization, although shareholders who receive Investor B or Investor C shares of the ML Fund (and, under certain circumstances, Investor A shares) in the Reorganization will

25

continue to be subject to a contingent deferred sales charge if they sell such shares after the Reorganization before the applicable holding period expires. The holding period with respect to any contingent deferred sales charge applicable to shares of the ML Fund acquired in the Reorganization will be measured from the earlier of the time (i) the shares were purchased from the BlackRock Fund or (ii) shares were purchased from any other BlackRock fund and subsequently were exchanged for shares of the BlackRock Fund. Redemptions made after the Reorganization may be subject to contingent deferred sales charges and/or redemption fees.

Terms of the Reorganization Agreement

        Pursuant to the Reorganization Agreement, the ML Fund will acquire substantially all of the assets and certain stated liabilities of the BlackRock Fund on the Closing Date in consideration for shares of the ML Fund.

        On the Closing Date, the BlackRock Fund will transfer to the ML Fund all of its assets in exchange solely for Investor A, Investor B, Investor C, Institutional and Service Shares of the ML Fund that are equal in value to the value of the net assets of the BlackRock Fund transferred to the ML Fund as of the Closing Date, as determined in accordance with the ML Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties, and the assumption by the ML Fund of certain stated liabilities of the BlackRock Fund provided for in an agreed upon schedule prior to the Closing Date. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the BlackRock Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

        The BlackRock Fund expects to distribute the shares of the ML Fund to the shareholders of the BlackRock Fund promptly after the Closing Date. Thereafter, the BlackRock Fund will be terminated as a series of BlackRock Funds under Massachusetts law.

        The BlackRock Fund and the ML Fund have made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

        Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by BlackRock Fund shareholders;
•	the completion of the transaction between MLIM and BlackRock;
•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;
•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;
•	the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;
•	the effectiveness under applicable law of the registration statement of the ML Fund of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;
•	the declaration of a dividend by the BlackRock Fund to distribute all of its undistributed net investment income and net capital gains; and
•	the receipt of opinions of counsel relating to, among other things, the tax free nature of the Reorganization.

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        The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the BlackRock Fund.

        The BlackRock Fund Board recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of BlackRock Fund and its shareholders (as described more fully in “Reasons for the Reorganization” below) and that the interests of existing shareholders of the BlackRock Fund will not be diluted with respect to net asset value as a result of consummation of the proposed Reorganization.

Reasons for the Reorganization

        The factors considered by the BlackRock Fund Board with regard to the Reorganization include, but are not limited to, the following:

•	The investment objectives and policies of the ML Fund and the BlackRock Fund are similar. See “Comparison of the BlackRock Fund and the ML Fund—Investment Objectives and Principal Investment Strategies.”

Through the Reorganization, shareholders will be invested in a combined fund with similar objectives and strategies. As a result, the style and risk/return profile of the combined fund will remain comparable to those of the shareholders’ current investment. In addition, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of the combined fund.

•	The expectation that the combined fund will achieve certain operating efficiencies from its larger net asset size.

The larger net asset size of the combined fund should permit the combined fund to achieve certain economies of scale as certain costs can be spread over a larger asset base, and the larger combined fund may achieve greater portfolio diversity and potentially lower portfolio transaction costs.

•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

The Reorganization provides for a tax-free transfer substantially all of the assets and certain stated liabilities of the BlackRock Fund in exchange for shares of the ML Fund. Shareholders will receive ML Fund shares equivalent to the aggregate net asset value of their BlackRock Fund shares, and will pay no federal income tax on the transaction.

•	The expectation that shareholders will have substantially the same services available and will have access to the larger combined fund family with a broader array of options.

Specific service features—such as minimum investments, exchange rules, and automated investing plans—will remain consistent or become more favorable. The new BlackRock will offer an expanded product line consisting of approximately $[ ] billion across [ ] open-end funds under the BlackRock name. Currently, MLIM manages [ ] open-end mutual funds with over $[ ] billion in assets, while BlackRock Advisors manages $[ ] billion across [ ] open-end mutual funds. This broader product line offers certain shareholders greater opportunity to diversify assets by exercising the exchange privilege between funds in the family.

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•	The costs associated with the Reorganization will be absorbed by BlackRock and MLIM, or their affiliates, and will not be borne by shareholders.

Shareholders will not bear any costs associated with the Reorganization, including proxy solicitation expenses and sales charges. Proxy solicitation expenses include legal fees, printing, packaging and postage—all of which will be covered by BlackRock and MLIM, or their affiliates. Shareholders will not have to pay any sales charge (including any CDSC) on the ML Fund shares received in the Reorganization. For purposes of determining the application of any CDSC after the Reorganization, the holding period for their BlackRock Fund shares will carry over to the ML Fund shares they receive in the Reorganization.

•	The Trustees considered the tax effects of the proposed merger and reviewed historical and pro forma tax attributes of the ML Fund and the effect of the merger on certain tax losses of the ML Fund. They considered the potentially negative tax impact of the merger on shareholders under a range of circumstances and determined that any such impact was likely to be outweighed by the benefits of the merger to shareholders, in particular by the expected savings through reduced expenses.

        For these and other reasons, the BlackRock Fund Board [unanimously concluded] that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the BlackRock Fund and its shareholders. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganization

        The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the BlackRock Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

        It is a condition to closing the Reorganization that each of the ML Fund and the BlackRock Fund receives an opinion from Sidley Austin LLP, counsel to the ML Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the BlackRock Fund and the ML Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As such a reorganization, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•	No gain or loss will be recognized by the ML Fund or the BlackRock Fund upon the transfer of substantially all of the assets of the BlackRock Fund to the ML Fund solely in exchange for the shares of the ML Fund and the assumption by the ML Fund of certain stated liabilities of the BlackRock Fund, or upon the distribution of the shares of the ML Fund by the BlackRock Fund to its shareholders in the subsequent liquidation of the BlackRock Fund.
•	No gain or loss will be recognized by a shareholder of the BlackRock Fund who exchanges all of his, her or its shares of the BlackRock Fund solely for the shares of the ML Fund pursuant to the Reorganization.
•	The aggregate tax basis of the shares of the ML Fund received by a shareholder of the BlackRock Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the BlackRock Fund surrendered in exchange therefor.
•	The holding period of the shares of the ML Fund received by a shareholder of the BlackRock Fund pursuant to the Reorganization will include the holding period of the shares of the BlackRock Fund surrendered in exchange therefor.

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•	The ML Fund’s tax basis in the BlackRock Fund’s assets received by the ML Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the BlackRock Fund immediately prior to the Reorganization.
•	The holding period of the assets of the BlackRock Fund in the hands of the ML Fund will include the period during which those assets were held by the BlackRock Fund.
•	Neither the ML Fund nor the Master Portfolio will recognize gain or loss on the transfer by the ML Fund to the Master Portfolio of the assets received in exchange for beneficial interests in the Master Portfolio;
•	The ML Fund’s tax basis in the Master Portfolio beneficial interests received in exchange for the assets transferred by the ML Fund will equal its basis in the assets transferred;
•	The tax basis of the assets in the hands of the Master Portfolio will be the same as their tax basis in the hands of the ML Fund;
•	The ML Fund’s holding period in the Master Portfolio beneficial interests received in exchange for the transferred assets will include its holding period for the assets transferred; and
•	The Master Portfolio’s holding period for the assets received from the ML Fund will include the ML Fund’s holding period for such assets.

        The opinion of Sidley Austin LLP will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Sidley Austin LLP will also rely upon certain representations of the management of the ML Fund and the BlackRock Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. An opinion of counsel is not binding on the IRS or any court.

        The ML Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the BlackRock Fund and its shareholders.

        Prior to the Closing Date, the BlackRock Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

        A portion of the portfolio assets of the BlackRock Fund may be sold in connection with the Reorganization. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the BlackRock Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the BlackRock Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

        The ML Fund will succeed to the capital loss carryforwards of the BlackRock Fund, which will be subject to the limitations described below. Both the BlackRock Fund and the ML Fund have capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset their respective capital gains. As a result of the Reorganization, however, the BlackRock Fund will undergo an “ownership change” for tax purposes (because the BlackRock Fund is significantly smaller than the ML Fund), and accordingly, the capital loss carryforwards of the BlackRock Fund (and certain built-in losses) will be limited by the operation of the tax loss limitation rules of the Code. The Code generally limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally the product of the net asset value of the BlackRock Fund immediately prior to the ownership change and a rate established by the IRS for [September], 2006, which is the month of the Closing Date (for example, such rate is 4.26% for April, 2006)). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the overall eight-year capital loss carryforward limit, as measured from the date of recognition. ML Fund’s capital loss carryforwards should not be limited solely by reason of the Reorganization. In addition, for five years beginning after the Closing Date of the Reorganization, the combined fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to one Fund with capital loss carryforwards (and certain built-in losses) attributable to the other Fund.

        If the Reorganization were not to occur, the BlackRock Fund, which has net assets of approximately $54 million, would have approximately $377 million of capital loss carryforwards to offset future capital gains, without creating any tax liability, until those losses expire over a period of approximately four to five years. If the Reorganization were to occur, the capital loss carryforwards of the BlackRock Fund, limited, however, to approximately $9 million, would be available to offset future capital gains of the Combined Fund (other than built-in gains attributable to the ML Fund) only in an amount equal to approximately $2.3 million per year prior to the expiration of those losses over a period of approximately three to four years, and the remaining $368 million of losses of the BlackRock Fund would expire unused. The Combined Fund after the Reorganization would have net assets of approximately $667 million. All of the above numbers are based on data as of February 28, 2006, and such numbers will change based on, among other things, future performance and the actual date of the Reorganization.

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        Shareholders of the BlackRock Fund may redeem their shares or exchange their shares for shares of certain other funds distributed by BlackRock Distributors at any time prior to the closing of the Reorganization. Redemptions and exchanges of shares generally are taxable transactions, unless the shareholder’s account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

Expenses of the Reorganization

        BlackRock, BlackRock Advisors’ parent company, and Merrill Lynch, MLIM’s parent company, or their affiliates will share in the expenses incurred in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs. Merrill Lynch has agreed to bear the direct and indirect expenses incurred by the ML Fund, and BlackRock has agreed to bear the direct and indirect expenses incurred by the BlackRock Fund, each in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs.

        Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to each Fund’s Board including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Fund’s financial statements in the Form N-14; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Neither of the Funds will pay any expenses of shareholders arising out of or in connection with the Reorganization.

        All other expenses of each of the parties shall be paid by the applicable party.

Continuation of Shareholder Accounts and Plans; Share Certificates

        If the Reorganization is approved, the ML Fund will establish an account for each BlackRock Fund shareholder containing the appropriate number of shares of the ML Fund. Shareholders of the BlackRock Fund who are accumulating BlackRock Fund shares under the dividend reinvestment plan, who are receiving payment under the systematic withdrawal plan, or who benefit from special sales programs with respect to BlackRock Fund shares will retain the same rights and privileges after the Reorganization in connection with the shares of the ML Fund received in the Reorganization through similar plans maintained by the ML Fund.

        It will not be necessary for shareholders of the BlackRock Fund to whom certificates have been issued to surrender their certificates. Upon termination of the BlackRock Fund, such certificates will become null and void. No certificates for the ML Fund will be issued.

Legal Matters

        Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of shares of the ML Fund will be passed on by Sidley Austin LLP, which serves as counsel to the ML Fund.

OTHER INFORMATION

Capitalization

        The BlackRock Fund currently offers five classes of shares (Investor A, B and C Shares, Institutional Shares and Service Shares). The ML Fund offers five classes of shares (Class A, B, C, I and R Shares, which will be renamed Investor A, Investor B, Investor C, Institutional and Investor R Shares, respectively), and, in connection with the Reorganization, will issue an additional new class of Service Shares.

        The following table sets forth as of October 31, 2005: (i) the unaudited capitalization of the BlackRock Fund; (ii) the unaudited capitalization of the ML Fund; and (iii) the unaudited pro forma combined capitalization of

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the ML Fund assuming the Reorganization has been approved. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

ML Fund

	Class A	Class B	Class C	Class I	Class R

Net Assets:	$ 112,886,500	$ 95,593,206	$ 125,150,254	$ 128,667,124	$ 26,566,309

Shares Outstanding:	12,243,944	10,843,205	14,209,813	13,746,055	2,950,926

Net Asset Value Per Share:	$ 9.22	$ 8.82	$ 8.81	$ 9.36	$ 9.00

BlackRock Fund

	Investor A	Investor B	Investor C	Institutional	Service

Net Assets:	$ 15,729,507	$ 9,490,938	$ 2,260,383	$ 21,213,634	$ 5,826,249

Shares Outstanding:	1,641,007	1,083,428	258,463	2,124,250	598,448

Net Asset Value Per Share:	$ 9.59	$ 8.76	$ 8.75	$ 9.99	$ 9.74

Pro Forma Combined Fund

	Investor A	Investor B	Investor C	Institutional	Service	Investor R

Net Assets:	$ 128,616,007	$ 105,084,144	$ 127,410,637	$ 149,880,758	$5,826,249	$26,566,309

Shares Outstanding:	13,950,005	11,919,769	14,466,461	16,012,398	598,448	2,950,926

Net Asset Value Per Share:	$ 9.22	$ 8.82	$ 8.81	$ 9.36	$ 9.74	$ 9.00

Shareholder Information

        As of [ ], 2006, the BlackRock Fund had outstanding [ ] shares. As of [ ], 2006, the trustees and officers of BlackRock Funds as a group owned less than 1% of the outstanding shares of the BlackRock Fund. As of [ ], 2006, no person was known by the BlackRock Fund to own beneficially or of record 5% or more of any class of shares of the BlackRock Fund except as follows:

Name & Address	Class; Type of Ownership	% of Class	% of BlackRock Fund	% of Combined Fund Post-Closing

[TO COME]

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        As of [              ], 2006, there were [              ] shares of the ML Fund outstanding. As of such date, the directors/trustees and officers of ML Series and the Master Trust as a group owned less than 1% of the shares of the ML Fund. As of [              ], 2006, no person was known by the ML Fund to own beneficially or of record 5% or more of any class of shares of the ML Fund except as follows:

Name & Address	Class; Type of Ownership	% of Class	% of ML Fund	% of Combined Fund Post-Closing

[TO COME]

Shareholder Rights and Obligations

        While the BlackRock Fund and the ML Fund are different entities and, thus, governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of the ML Fund to be distributed to shareholders of the BlackRock Fund will generally have the same legal characteristics as the shares of the BlackRock Fund with respect to such matters as voting rights, accessibility, and transferability.

        Under their respective organizational documents, the BlackRock Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share, and the ML Fund is authorized to issue 700,000,000 shares divided into five Classes, Class A, Class B, Class C, Class I and Class R. Class A, Class C and Class I common stock each consists of 100,000,000 authorized shares, and Class B and Class R each consists of 200,000,000 authorized shares, in each case with a par value of $0.10 per share. The BlackRock Fund Board and the ML Fund Board may, without limitation, classify or reclassify any unissued shares of the BlackRock Fund or the ML Fund into any number of additional classes of shares. The BlackRock Fund Board and the ML Fund Board may also, without limitation, classify or reclassify any unissued shares into one or more additional series, each with its own assets and liabilities.

        Each of the BlackRock Fund and the ML Fund will continue indefinitely until terminated.

        With respect to each Fund, shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each Fund and class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services).

        Unless (i) the ML Fund Board has determined that a matter only affects the interests of one or more class or classes (in which case only shareholders of the affected class or classes are entitled to vote) or (ii) otherwise required by applicable law, on any matter submitted to a vote of shareholders of the ML Fund, all shares entitled to vote are voted in the aggregate and not by class. The shares of the BlackRock Fund have substantially similar voting rights.

        There are no preemptive rights in connection with shares of either Fund. When issued in accordance with the provisions of their respective prospectuses, all shares are fully paid and non-assessable.

        The ML Fund is a series of ML Series and the BlackRock Fund is a series of BlackRock Funds. The ML Series is a corporation organized under the laws of the State of Maryland and BlackRock Funds is a business trust organized under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust of BlackRock Funds provides that shareholders shall not be subject to any personal liability in connection with the assets of the BlackRock Fund for the acts or obligations of the BlackRock Fund, and that every note, bond, contract, order or other undertaking made by the BlackRock Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust of BlackRock Funds provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust of BlackRock Funds also provides that the BlackRock Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the BlackRock Fund, and shall satisfy any judgment thereon.

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        The foregoing is only a summary of certain rights of shareholders under the charter documents governing the BlackRock Fund and the ML Fund and applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Shareholder Proposals

        The Funds do not hold regular annual meetings of shareholders. As a general matter, the ML Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. In the event the Reorganization is not completed, the BlackRock Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of the BlackRock Fund should send such proposal to [BlackRock, Inc., Attn: Robert Connolly, 40 East 52nd St., New York, New York 10022]. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of the ML Fund should send such proposal to the Secretary of the ML Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Solicitation of Proxies

        Solicitation of proxies is being made on behalf of the BlackRock Fund and the BlackRock Fund Board primarily by the mailing of this Notice and Combined Prospectus/Proxy Statement with its enclosures on or about June [              ], 2006. BlackRock Fund shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the BlackRock Fund and its affiliates as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The BlackRock Fund has retained [Computershare Fund Services (“Computershare”)], a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. BlackRock Fund shareholders may receive a telephone call from [Computershare] asking them to vote. The proxy solicitation expenses in connection with combinations of the BlackRock funds with certain ML funds are estimated to be approximately $[               ] million, all of which will be borne by BlackRock and MLIM, or their affiliates.

        Brokerage firms and others will be reimbursed for their expenses in forwarding solicitation material to the beneficial owners of shares of the BlackRock Fund. Representatives of BlackRock Advisors and its affiliates and other representatives of the BlackRock Fund may also solicit proxies. Questions about the proposal should be directed to [BlackRock Advisors] at [telephone], [address].

        [Computershare] and its agents will assist with the mailing and tabulation effort and may also solicit Proxies by contacting shareholders by telephone. The costs of solicitation will be borne by the MLIM and BlackRock investment management organizations. The cost for the services of [Computershare] in connection with combinations of the BlackRock funds with certain MLIM funds is not expected to exceed $[ ] million.

VOTING INFORMATION AND REQUIREMENTS

General

        This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of the BlackRock Fund into the ML Fund and the solicitation of proxies by and on behalf of the BlackRock Fund Board for use at the Special Meeting of shareholders of the BlackRock Fund. The Special Meeting will be held on [              ], 2006 at [              ] p.m., Eastern time, at the offices of BlackRock at 40 East 52nd Street, New York, New York 10022, or at such later time as is made necessary by adjournment.

        As of [              ], 2006, the BlackRock Fund had the following number of shares outstanding:

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Share Class	Number of Shares
Investor A	[ ]
Investor B	[ ]
Investor C	[ ]
Service	[ ]
Institutional	[ ]

        Only shareholders of record on [ ], 2006 will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

Shareholder Approval

        Approval by the BlackRock Fund of the proposed Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of a fund present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of such fund, voting together as a single class. If the shareholders fail to approve the proposed Reorganization, the Reorganization will not occur. The BlackRock Fund Board has fixed the close of business on [              ], 2006 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting. BlackRock Fund shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.

        If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper Proxy form or by submitting a Proxy by telephone or over the internet), the shares of the BlackRock Fund represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter which may properly come before the Special Meeting or any adjournments thereof. The BlackRock Fund Board does not currently know of any matter to be considered at the Special Meeting other than the matters set forth in the Notice of Special Meeting of Shareholders.

        A majority of the outstanding shares entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

        The persons named as proxies may, whether or not a quorum is present, propose one or more adjournments of the Special Meeting on behalf of the BlackRock Fund without further notice to permit further solicitation of Proxies, provided such persons determine that an adjournment and additional solicitation are reasonable and in the interest of the shareholders of the BlackRock Fund, after consideration of all relevant factors, including the nature of the relevant proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the shares of the BlackRock Fund present in person or by proxy and entitled to vote at the session of the Special Meeting to be adjourned. Those proxies which are instructed to vote in favor of the Reorganization will vote in favor of any such adjournment, and those proxies which are instructed to vote against the Reorganization will vote against any such adjournment, as applicable.

        All properly executed Proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Special Meeting, abstentions may, in the discretion of the BlackRock Fund, be treated as shares which are present at the Special Meeting and entitled to vote on the matter, but which have not been voted. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from

34

beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum but would have the same effect as votes “Against” the Reorganization.

        Broker-dealer firms holding shares in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on each proposal before the Special Meeting. The New York Stock Exchange (the “NYSE”) has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealer firms’ request for voting instructions may not vote such customer’s shares on the Reorganization proposal. A signed proxy card or other authorization by a beneficial owner of shares that does not specify how the beneficial owner’s shares are to be voted on a proposal may be deemed to be an instruction to vote such shares in favor of the applicable proposal.

Manner of Voting

        BlackRock Fund shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed Proxy form or by casting their vote via telephone or the internet using the instructions provided on the enclosed Proxy form. Any shareholder who has given a Proxy, whether in written form, by telephone or over the internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of the BlackRock Fund, or by voting in person at the Special Meeting.

        Voting by Mail. To vote by mail, you should date and sign the Proxy form included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided.

        Voting by Telephone. There are two convenient methods to vote by telephone. If telephone voting is available for your account, a toll-free telephone number will be printed on your Proxy form. Prior to calling, you should read the Combined Prospectus/Proxy Statement and have your Proxy form at hand. (Please note, however, that telephone voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

        First, you may use the automated touch-tone voting method by calling the toll-free number provided on the Proxy form. At the prompt, follow the menu.

        Second, a separate toll-free number is provided on the Proxy form for shareholders who wish to speak to a telephone representative directly and give verbal instructions. The telephone representative will assist the shareholder with the voting process. The representative will not be able to assist a shareholder with information that is not contained in the Combined Prospectus/Proxy Statement, and the representative will not make recommendations on how to vote on the proposal.

        A written confirmation of your telephone instructions will be mailed within [72 hours]. You should immediately call [              ] toll-free between [9 A.M. and 6 P.M. Monday through Friday] Eastern time if no confirmation is received or if your instructions have not been properly reflected.

        Internet Voting. To vote over the internet, please log on to [website] and click on the proxy voting button. Prior to logging on, you should read the Combined Prospectus/Proxy Statement and have your Proxy form at hand. After logging on, follow the instructions on the screen. If you receive more than one Proxy form, you may vote them during the same session. (Please note, however, that internet voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

        Additional Information. Shareholders voting their Proxies by telephone or over the internet need not return their Proxy forms by mail.

        A person submitting votes by telephone or over the internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the internet to submit voting instructions, the shareholder is authorizing [Computershare], a proxy

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solicitation firm, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

        The BlackRock Fund believes that the procedures for authorizing the execution of a Proxy by telephone or over the internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

        You are requested to fill in, sign and return the enclosed Proxy form promptly even if you expect to be present in person at the meeting since you can always reverse your vote at the special meeting and unexpected circumstances might prevent you from attending. No postage is necessary if mailed in the United States.

[           ], 2006

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APPENDIX A

FUNDAMENTAL INVESTMENT RESTRICTIONS

BlackRock Large Cap Growth Equity Portfolio

        The BlackRock Fund may not:

1. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

5. Purchase securities of companies for the purpose of exercising control.

6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Fund’s transactions in futures contracts and related options or the Fund’s sale of securities short against the box, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

8. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

9. Purchase or sell commodities, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

10. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for nay such securities) if more than 5% of the value of the Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.

11. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of

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Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

12. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

Unless otherwise indicated, all limitations apply only at the time that a transaction is undertaken. Any change in the percentage of the BlackRock Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the BlackRock Fund’s total assets will not require the BlackRock Fund to dispose of an investment until the adviser or sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Merrill Lynch Large Cap Growth Fund

        The ML Fund may not:

(1) Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

(2) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(6) Issue senior securities to the extent such issuance would violate applicable law.

(7) Borrow money, except that (i) the Fund may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3 % of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets

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other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

        In addition, under its non-fundamental investment restrictions, the ML Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund does not currently intend to engage in short sales, except short sales “against the box.”

(c) Invest in securities which cannot be readily resold or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the ML Trust has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.

(d) Notwithstanding fundamental investment restriction (6) above, borrow money or pledge its assets, except that the Fund (1) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3 (taken at market value) of its total assets and pledge its assets to secure such borrowing, (ii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iii) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Fund from purchasing securities on margin. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund’s exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. The Fund will not purchase securities while borrowing exceeds 5% of its total assets.

(e) Change its policy of investing, under normal circumstances, at least 80% of its assets in equity securities of large cap companies, as defined in the ML Fund’s prospectus, unless the Fund provides shareholders with at least 60 days prior written notice of such change.

Except with respect to restriction (7), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (2) above, the ML Fund uses the classifications and sub-classifications of Morgan Stanley Capital International as a guide to identify industries.

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In addition, as a non-fundamental policy that may be changed by the ML Fund Board and to the extent required by the Securities and Exchange Commission or its staff, the Fund will, for purposes of fundamental investment restriction (1), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [              ] day of [              ], 2006, by and among Master Large Cap Series Trust, a registered investment company and a Delaware statutory trust (the “Master Large Cap Trust”), Merrill Lynch Large Cap Series Funds, Inc., a registered investment company and a Maryland Corporation (“ML Large Cap Series”) with respect to Merrill Lynch Large Cap Growth Fund, a separate series of ML Large Cap Series (“ML Large Cap Growth”), and BlackRock FundsSM, a registered investment company and a Massachusetts business trust (“BlackRock Funds”), with respect to BlackRock Large Cap Growth Equity Portfolio, a separate series of BlackRock Funds (“BR Large Cap Growth”). ML Large Cap Series is a “feeder” fund that invests all of its assets in Master Large Cap Trust, ML Large Cap Growth invests all of its assets in Master Large Cap Growth Portfolio, a series of Master Large Cap Trust

        This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of substantially all of the assets of BR Large Cap Growth in exchange for Investor A, Investor B, Investor C, Institutional and Service Shares of ML Large Cap Growth (“ML Large Cap Growth Shares”); (ii) the assumption by ML Large Cap Growth of the Stated Liabilities (as defined in paragraph 1.3) of BR Large Cap Growth; and (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of ML Large Cap Growth Shares to the shareholders of BR Large Cap Growth and the termination, dissolution and complete liquidation of BR Large Cap Growth, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

        WHEREAS, ML Large Cap Series is a “feeder” fund that invests all of its assets in Master Large Cap Trust, ML Large Cap Growth is a separate series of ML Large Cap Series, and BR Large Cap Growth is a separate series of BlackRock Funds; Master Large Cap Trust, ML Large Cap Series and BlackRock Funds are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”); and BR Large Cap Growth owns securities that generally are assets of the character in which ML Large Cap Growth is permitted to invest;

        WHEREAS, each of ML Large Cap Growth and BR Large Cap Growth is properly treated as a “regulated investment company” under Subchapter M of the Code;

        WHEREAS, ML Large Cap Growth is authorized to issue its shares of common stock;

        WHEREAS, the Board of Trustees of Master Large Cap Trust and the Board of Directors of ML Large Cap Series have determined that the Reorganization is in the best interests of Master Large Cap Trust and ML Large Cap Growth, respectively, and that the interests of the existing shareholders of Master Large Cap Trust and ML Large Cap Growth will not be diluted as a result of the Reorganization;

        WHEREAS, the Board of Trustees of BlackRock Funds on behalf of BR Large Cap Growth has determined that the Reorganization is in the best interests of BR Large Cap Growth and that the interests of the existing shareholders of BR Large Cap Growth will not be diluted as a result of the Reorganization;

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

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ARTICLE I

TRANSFER OF ASSETS OF BR LARGE CAP GROWTH IN EXCHANGE FOR
ML LARGE CAP GROWTH SHARES AND THE ASSUMPTION OF
BR LARGE CAP GROWTH STATED LIABILITIES AND LIQUIDATION OF BR LARGE CAP GROWTH

        1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, BR Large Cap Growth agrees to convey, transfer and deliver the assets of BR Large Cap Growth described in paragraph 1.2 to ML Large Cap Growth free and clear of all liens, encumbrances and claims whatsoever. In exchange, ML Large Cap Growth agrees: (a) to deliver to BR Large Cap Growth the number of full and fractional shares of each corresponding class of ML Large Cap Growth, determined by dividing: (i) the aggregate value of BR Large Cap Growth’s assets, net of the liabilities of BR Large Cap Growth, attributable to each share class of BR Large Cap Growth (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one ML Large Cap Growth Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of BR Large Cap Growth described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

        The classes of shares of ML Large Cap Growth correspond to the classes of shares of BR Large Cap Growth as follows: Class A shares of ML Large Cap Growth correspond to Investor A shares of BR Large Cap Growth, Class B shares of ML Large Cap Growth correspond to Investor B shares of BR Large Cap Growth, Class C shares of ML Large Cap Growth correspond to Investor C shares of BR Large Cap Growth, Class I shares of ML Large Cap Growth correspond to Institutional Shares of BR Large Cap Growth, and newly-created Service Shares of ML Large Cap Growth correspond to Service Shares of BR Large Cap Growth. The Class A, Class B, Class C and Class I shares of ML Large Cap Growth will be redesignated Investor A, Investor B, Investor C and Institutional Shares in connection with the Reorganization.

        1.2 ASSETS TO BE ACQUIRED. The assets of BR Large Cap Growth to be acquired by ML Large Cap Growth shall consist of all property owned by BR Large Cap Growth, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to BR Large Cap Growth, any deferred or prepaid expenses shown as an asset on the books of BR Large Cap Growth on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than BR Large Cap Growth’s rights under this Agreement (the “Assets”).

        BR Large Cap Growth will, within 7 days prior to the Closing Date, furnish ML Large Cap Growth with (a) a list of BR Large Cap Growth’s portfolio securities and other investments and (b) a list of BR Large Cap Growth’s “historic business assets,” which are defined for this purpose as (i) those assets that were acquired by BR Large Cap Growth prior to the date of the approval of the Reorganization by the Board of Trustees of BlackRock Funds on behalf of BR Large Cap Growth, and (ii) those assets that were acquired subsequent to such board approval but in accordance with BR Large Cap Growth’s investment objectives and not with a view to, or in anticipation or as part of, the Reorganization. ML Large Cap Growth will, within 3 days prior to the Closing Date, furnish BR Large Cap Growth with a list of the securities and other instruments, if any, on BR Large Cap Growth’s list referred to above that do not conform to ML Large Cap Growth’s investment objectives, policies and restrictions. If requested by ML Large Cap Growth, BR Large Cap Growth will dispose of securities and other instruments on ML Large Cap Growth’s list before the Closing Date. In addition, if it is determined that the portfolios of BR Large Cap Growth and ML Large Cap Growth, when aggregated, would contain investments exceeding certain percentage limitations imposed upon ML Large Cap Growth with respect to such investments, BR Large Cap Growth, if requested by ML Large Cap Growth, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. After BR Large Cap Growth furnishes ML Large Cap Growth with the list described above, BR Large Cap Growth will not, without the prior approval of ML Large Cap Growth, acquire any additional securities other than securities which ML Large Cap Growth is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). Notwithstanding the foregoing, (a) nothing herein will require BR Large Cap Growth to dispose of any portfolio securities or other investments, if, in the reasonable judgment of BlackRock Funds’ Board of Trustees on

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behalf of BR Large Cap Growth or its investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of BR Large Cap Growth and (b) nothing will permit BR Large Cap Growth to dispose of any portfolio securities or other investments if, in the reasonable judgment of ML Large Cap Growth’s Board of Directors or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of BR Large Cap Growth.

        1.3 LIABILITIES TO BE ASSUMED. BR Large Cap Growth will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. ML Large Cap Growth shall assume only those accrued and unpaid liabilities of BR Large Cap Growth set forth in BR Large Cap Growth’s statement of assets and liabilities as of the Closing Date delivered by BR Large Cap Growth to ML Large Cap Growth pursuant to paragraph 5.2 (the “Stated Liabilities”). ML Large Cap Growth shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of BR Large Cap Growth.

        1.4 STATE FILINGS. Prior to the Closing Date, (i) BlackRock Funds or BR Large Cap Growth shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date and (ii) ML Large Cap Series or ML Large Cap Growth shall make any filings with the state of Maryland that are required under the laws of the state of Maryland to be made prior to the Closing Date.

        1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date BR Large Cap Growth will distribute in complete liquidation of BR Large Cap Growth, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “BR Large Cap Growth Shareholders”), all of the ML Large Cap Growth Shares received by BR Large Cap Growth. Upon completion of the distribution of all of the ML Large Cap Growth Shares in accordance with the prior sentence, BR Large Cap Growth will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of ML Large Cap Growth of ML Large Cap Growth Shares credited to the account of BR Large Cap Growth to open accounts on the share records of ML Large Cap Growth in the name of BR Large Cap Growth Shareholders, and representing the respective pro rata number of each class of ML Large Cap Growth Shares due BR Large Cap Growth Shareholders holding the corresponding class of BR Large Cap Growth shares. All issued and outstanding shares of BR Large Cap Growth will, simultaneously with the liquidation, be cancelled on the books of BR Large Cap Growth and will be null and void. ML Large Cap Growth shall not issue certificates representing ML Large Cap Growth Shares in connection with such transfer.

        1.6 OWNERSHIP OF SHARES. Ownership of ML Large Cap Growth Shares will be shown on the books of ML Large Cap Growth’s transfer agent.

        1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of ML Large Cap Growth Shares in a name other than the registered holder of BR Large Cap Growth shares on the books of BR Large Cap Growth as of that time shall, as a condition of such transfer, be paid by the person to whom such ML Large Cap Growth Shares are to be issued and transferred.

        1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of BR Large Cap Growth, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of BR Large Cap Growth or of BlackRock Funds, on behalf of BR Large Cap Growth.

        1.9 TERMINATION AND DISSOLUTION. BR Large Cap Growth shall be terminated and dissolved promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

        1.10 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to BR Large Cap Growth shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of BR Large Cap Growth, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to ML Large Cap Growth, shall be made available to BR Large

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Cap Growth from and after the Closing Date at ML Large Cap Growth’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

        1.11 ACTION BY TRUST. BlackRock Funds shall take all actions expressed herein as being the obligations of BR Large Cap Growth on behalf of BR Large Cap Growth.

ARTICLE II

VALUATION

        2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by ML Large Cap Growth hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date, after the payment of the dividends pursuant to Section 7.3, using ML Large Cap Growth’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

        2.2 VALUATION OF SHARES. The net asset value per share of each class of ML Large Cap Growth Shares shall be the net asset value per share for that class computed on the Closing Date, using ML Large Cap Growth’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

        3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [               ], or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the close of regular trading on the NYSE on the Closing Date. The Closing shall be held at the offices of [              ], or at such other time and/or place as the parties may agree.

        3.2 CUSTODIAN’S CERTIFICATE. BR Large Cap Growth shall instruct its Custodian, PFPC Trust Company (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to ML Large Cap Growth on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by BR Large Cap Growth. BR Large Cap Growth’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for ML Large Cap Growth, Brown Brothers Harriman & Co., for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by BR Large Cap Growth as of the Closing Date for the account of ML Large Cap Growth, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. BR Large Cap Growth’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by BR Large Cap Growth shall be transferred and delivered by BR Large Cap Growth as of the Closing Date for the account of ML Large Cap Growth.

        3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of ML Large Cap Growth or BR Large Cap Growth are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of ML Large Cap Growth or BR Large Cap Growth is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

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        3.4 TRANSFER AGENT’S CERTIFICATE. BR Large Cap Growth shall instruct its transfer agent, PFPC, Inc. to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of BR Large Cap Growth Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of outstanding shares owned by each BR Large Cap Growth Shareholder immediately prior to the Closing. ML Large Cap Growth shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing ML Large Cap Growth Shares to be credited on the Closing Date to BR Large Cap Growth, or provide evidence reasonably satisfactory to BR Large Cap Growth that such ML Large Cap Growth Shares have been credited to BR Large Cap Growth’s account on the books of ML Large Cap Growth.

        3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

        3.6 FAILURE TO DELIVER ASSETS. If BR Large Cap Growth is unable to make delivery pursuant to paragraph 3.2 hereof to the custodian for ML Large Cap Growth of any of the Assets of BR Large Cap Growth for the reason that any of such Assets have not yet been delivered to it by BR Large Cap Growth’s broker, dealer or other counterparty, then, in lieu of such delivery, BR Large Cap Growth shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by ML Large Cap Growth or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

        4.1 REPRESENTATIONS OF BR LARGE CAP GROWTH. BlackRock Funds, on behalf of BR Large Cap Growth, represents and warrants to Master Large Cap Trust and ML Large Cap Growth, as follows:

        (a) BlackRock Funds is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. BR Large Cap Growth is a legally designated, separate series of BlackRock Funds. BlackRock Funds is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on BR Large Cap Growth. BlackRock Funds, on behalf of BR Large Cap Growth, has all material federal, state and local authorizations necessary to own all of its properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on BR Large Cap Growth.

        (b) BlackRock Funds is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. BlackRock Funds is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to BR Large Cap Growth.

        (c) The Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “Registration Statement”) as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to BlackRock Funds and BR Large Cap Growth, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to BlackRock Funds and BR Large Cap Growth, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by BlackRock Funds with respect to BlackRock Funds and BR Large Cap Growth for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

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        (d) BR Large Cap Growth’s prospectus, statement of additional information and shareholder reports, each to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

        (e) BR Large Cap Growth is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by BlackRock Funds on behalf of BR Large Cap Growth will not result in the violation of, Massachusetts law or any provision of BlackRock Funds’ declaration of trust or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which BlackRock Funds (with respect to BR Large Cap Growth) or BR Large Cap Growth is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by BlackRock Funds on behalf of BR Large Cap Growth, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which BlackRock Funds or BR Large Cap Growth is a party or by which it is bound.

        (f) Each of BlackRock Funds and BR Large Cap Growth has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Stated Liabilities in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

        (g) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to BlackRock Funds’knowledge threatened against BR Large Cap Growth or any of its properties or Assets which, if adversely determined, would materially and adversely affect BlackRock Funds’ or BR Large Cap Growth’s financial condition, the conduct of its business or which would prevent or hinder the ability of BR Large Cap Growth to carry out the transactions contemplated by this Agreement. BR Large Cap Growth knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

        (h) The audited financial statements of BR Large Cap Growth as of September 30, 2005 and for the fiscal year then ended, have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by __________, and such statements (true and complete copies of which have been furnished to ML Large Cap Growth) fairly reflect the financial condition and the results of operations of BR Large Cap Growth as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of BR Large Cap Growth whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. The unaudited financial statements of BR Large Cap Growth for the six months ended March 31, 2006 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied by BR Large Cap Growth, and such statements (true and complete copies of which have been furnished to ML Large Cap Growth) fairly reflect the financial condition and the results of operations of BR Large Cap Growth as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of BR Large Cap Growth whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

        (i) There have been no changes in the financial position of BR Large Cap Growth as reflected in the audited financial statements of BR Large Cap Growth for the fiscal year ended September 30, 2005 and the unaudited financial statements for the six months ended March 31, 2006, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of BR Large Cap Growth shares and the payment of normal operating expenses, dividends and capital gains distributions. Since September 30, 2005, there has been no material adverse changes in BR Large Cap Growth’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of BR Large Cap Growth (other than changes occurring in the ordinary course of business), or any incurrence by BR Large Cap Growth of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by ML Large Cap Growth. For the purposes of this paragraph 4.1(i), a decline in the net asset value of BR

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Large Cap Growth due to declines in the value of BR Large Cap Growth’s Assets, the discharge of BR Large Cap Growth’s liabilities or the redemption of BR Large Cap Growth shares by BR Large Cap Growth Shareholders shall not constitute material adverse change.

        (j) Since September 30, 2005 there has not been (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of BR Large Cap Growth other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of BR Large Cap Growth granted by or on behalf of BR Large Cap Growth to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for BR Large Cap Growth; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of BR Large Cap Growth, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of BR Large Cap Growth for borrowed money or any commitment to borrow money by or on behalf of BR Large Cap Growth; (v) any amendment of BR Large Cap Growth’s organizational documents in a manner materially affecting BR Large Cap Growth; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of BR Large Cap Growth other than a lien for taxes not yet due and payable.

        (k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of BR Large Cap Growth required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of BR Large Cap Growth’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

        (l) BlackRock Funds has an unlimited number of authorized shares of beneficial interest of which, as of [              ], 2006, there were outstanding [               ] shares of BR Large Cap Growth, and no shares of BR Large Cap Growth were held in the treasury of BlackRock Funds. All issued and outstanding shares of beneficial interest of BR Large Cap Growth have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (the “1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of BR Large Cap Growth will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of BR Large Cap Growth’s transfer agent as provided in paragraph 3.4. BR Large Cap Growth has no outstanding options, warrants or other rights to subscribe for or purchase any of BR Large Cap Growth shares and has no outstanding securities convertible into any of BR Large Cap Growth shares.

        (m) At the Closing Date, BlackRock Funds, on behalf of BR Large Cap Growth, will have good and marketable title to the Assets to be transferred to ML Large Cap Growth pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which ML Large Cap Growth has received notice and which have been taken into account in the net asset valuation of BR Large Cap Growth, and upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law ML Large Cap Growth will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by ML Large Cap Growth.

        (n) BlackRock Funds, on behalf of BR Large Cap Growth, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the trustees of BlackRock Funds. This Agreement constitutes a valid and binding obligation of BlackRock Funds, enforceable in accordance with its terms and no other corporate action or proceedings by BlackRock Funds are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

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        (o) The information to be furnished by BR Large Cap Growth for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

        (p) BR Large Cap Growth has elected to qualify and has qualified as a “regulated investment company under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years and expects to continue to satisfy them.

        (q) Except for the Registration Statement and the approval of the Agreement by BR Large Cap Growth Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by BlackRock Funds, on behalf of BR Large Cap Growth, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of BR Large Cap Growth as described in paragraph 4.1(r) is required for the consummation by BlackRock Funds, on behalf of BR Large Cap Growth, of the transactions contemplated by this Agreement.

        (r) BR Large Cap Growth has called a special meeting of the BR Large Cap Growth Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [ ] (or such other date as the parties may agree to in writing).

        4.2 REPRESENTATIONS OF ML LARGE CAP GROWTH. Master Large Cap Trust and ML Large Cap Series represent and warrant to the BlackRock Funds, on behalf of BR Large Cap Growth, as follows:

        (a) Master Large Cap Trust is a statutory trust that is duly organized, validly existing and in good standing under laws of the State of Delaware. ML Large Cap Series is a corporation that is duly organized, validly existing and in good standing under the laws of the State of Maryland. ML Large Cap Growth is a legally designated separate series of ML Large Cap Series. Master Large Cap Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on ML Large Cap Growth. ML Large Cap Series is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on ML Large Cap Growth. Each of Master Large Cap Trust and ML Large Cap Series, on behalf of ML Large Cap Growth, has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on ML Large Cap Growth.

        (b) Each of the Master Large Cap Trust and ML Large Cap Series is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. Each of Master Large Cap Trust and ML Large Cap Series is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to ML Large Cap Growth.

        (c) The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to Master Large Cap Trust, ML Large Cap Series and ML Large Cap Growth, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to Master Large Cap Trust, ML Large Cap Series and ML Large Cap Growth, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning BlackRock Funds and BR Large Cap Growth furnished to ML Large Cap Series or ML Large Cap Growth by BlackRock Funds or BR Large Cap Growth from the effective date of the Registration Statement (as defined in paragraph 4.1(c)) through the time of the meeting of BR Large Cap Growth Shareholders and on the Closing Date.

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Any written information furnished by Master Large Cap Trust, ML Large Cap Series or ML Large Cap Growth with respect to Master Large Cap Trust, ML Large Cap Series and ML Large Cap Growth for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

        (d) ML Large Cap Growth’s prospectus, statement of additional information and shareholder reports, each to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

        (e) Each of Master Large Cap Trust and ML Large Cap Growth is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by Master Large Cap Trust and ML Large Cap Series will not result in the violation of, Delaware law and Maryland law, respectively, or any provision of Master Large Cap Trust’s declaration of trust or bylaws, ML Large Cap Series’ articles of incorporation or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which Master Large Cap Trust or ML Large Cap Series (with respect to ML Large Cap Growth) or ML Large Cap Growth is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by Master Large Cap Trust and ML Large Cap Series on behalf of ML Large Cap Growth result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which Master Large Cap Trust, ML Large Cap Series or ML Large Cap Growth is a party or by which it is bound.

        (f) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to Master Large Cap Trust’s or ML Large Cap Growth’s knowledge threatened against Master Large Cap Trust or any of its properties or its assets or against ML Large Cap Growth or any of its properties or its assets which, if adversely determined, would materially and adversely affect Master Large Cap Trust or ML Large Cap Growth’s financial condition or the conduct of its business or which would prevent or hinder the ability of Master Large Cap Trust or ML Large Cap Growth to carry out the transactions contemplated by this Agreement. Each of Master Large Cap Trust and ML Large Cap Growth knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

        (g) The audited financial statements of each of Master Large Cap Trust and ML Large Cap Growth for the fiscal year ended October 31, 2005, have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by ___________, and such statements (true and complete copies of which have been furnished to BR Large Cap Growth) fairly reflect the financial condition and the results of operations of each of Master Large Cap Trust and ML Large Cap Growth as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of Master Large Cap Trust or ML Large Cap Growth whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. The unaudited financial statements of Master Large Cap Trust and ML Large Cap Growth for the six months ended April 30, 2006 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied by Master Large Cap Trust and ML Large Cap Growth, and such statements (true and complete copies of which have been furnished to BR Large Cap Growth) fairly reflect the financial condition and the results of operations of Master Large Cap Trust and ML Large Cap Growth as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of Master Large Cap Trust and ML Large Cap Growth whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

        (h) There have been no changes in the financial position of Master Large Cap Trust or ML Large Cap Growth as reflected in the audited financial statements for the fiscal year ended October 31, 2005 and the fiscal year then ended and the unaudited financial statements for the six months ended April 30, 2006, other than those

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occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of ML Large Cap Growth shares and the payment of normal operating expenses, dividends and capital gains distributions. Since October 31, 2005, there has been no material adverse changes in Master Large Cap Trust’s or ML Large Cap Growth’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of Master Large Cap Trust or ML Large Cap Growth (other than changes occurring in the ordinary course of business), or any incurrence by Master Large Cap Trust or ML Large Cap Growth of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by BR Large Cap Growth. For the purposes of this paragraph 4.2(h), a decline in the net asset value of ML Large Cap Growth due to declines in the value of ML Large Cap Growth’s assets, the discharge of ML Large Cap Growth’s liabilities or the redemption of ML Large Cap Growth shares by ML Large Cap Growth shareholders shall not constitute a material adverse change.

        (i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of Master Large Cap Trust and ML Large Cap Growth required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of Master Large Cap Trust’s and ML Large Cap Growth’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

        (j) Master Large Cap Trust has an unlimited number of authorized beneficial interests of which, as of [              ], 2006, there were outstanding [              ] beneficial interests of Master Large Cap Trust, and no beneficial interests of the Master Trust were held in the treasury of the Master Trust. [ML Large Cap Series has 3,000,000,000 authorized shares of common stock, par value $0.10 per share, of which 700,000,000 shares were designated ML Large Cap Growth; as of [               ], 2006, there were outstanding __________ shares of ML Large Cap Growth, and no shares of ML Large Cap Growth were held in the treasury of ML Large Cap Growth.] All issued and outstanding shares of beneficial interest of Master Large Cap Trust and of common stock of ML Large Cap Growth have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. ML Large Cap Growth has no outstanding options, warrants or other rights to subscribe for or purchase any of ML Large Cap Growth shares and has no outstanding securities convertible into any of ML Large Cap Growth’s shares.

        (k) At the Closing Date, Master Large Cap Trust and ML Large Cap Series, on behalf of ML Large Cap Growth, will have good and marketable title to all of ML Large Cap Growth’s assets and full right, power and authority to sell, assign, transfer and deliver such assets, free of any lien or other encumbrance, except those liens or encumbrances as to which BR Large Cap Growth has received notice at or prior to the Closing Date.

        (l) Each of Master Large Cap Trust and ML Large Cap Series, on behalf of ML Large Cap Growth, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the trustees of Master Large Cap Trust and the directors of ML Large Cap Series. This Agreement constitutes a valid and binding obligation of Master Large Cap Trust and ML Large Cap Series, enforceable in accordance with its terms, and no other corporate action or proceedings by Master Large Cap Trust or ML Large Cap Series are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’rights and to general equity principles.

        (m) The ML Large Cap Growth Shares to be issued and delivered to BR Large Cap Growth for the account of BR Large Cap Growth Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, ML Large Cap Growth Shares will be duly and validly issued and will be fully paid and nonassessable (except as disclosed in ML Large Cap Growth’s prospectus effective on the Closing Date).

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        (n) The information to be furnished by Master Large Cap Trust and ML Large Cap Growth for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

        (o) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by Master Large Cap Trust and ML Large Cap Series on behalf of ML Large Cap Growth of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of BR Large Cap Growth as described in paragraph 4.1(r) is required for the consummation by Master Large Cap Trust and ML Large Cap Growth of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF MASTER LARGE CAP TRUST, ML LARGE CAP SERIES,
ML LARGE CAP GROWTH, BLACKROCK FUNDS AND
BR LARGE CAP GROWTH

        5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of Master Large Cap Trust, ML Large Cap Growth and BR Large Cap Growth will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

        5.2 BR Large Cap Growth will prepare and deliver to ML Large Cap Growth on the second business day prior to the Closing Date a statement of the assets and Stated Liabilities of BR Large Cap Growth as of such date for review and agreement by the parties to determine that the assets and Stated Liabilities of BR Large Cap Growth are being correctly determined in accordance with the terms of this Agreement. BR Large Cap Growth will deliver at the Closing (1) an updated statement of assets and Stated Liabilities of BR Large Cap Growth and (2) a list of BR Large Cap Growth’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of BlackRock Funds.

        5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, BR Large Cap Growth shall make available to ML Large Cap Growth’s officers and agents all books and records of BR Large Cap Growth.

        5.4 ADDITIONAL INFORMATION. BlackRock Funds and BR Large Cap Growth will assist ML Large Cap Growth in obtaining such information as ML Large Cap Growth reasonably requests concerning the beneficial ownership of BR Large Cap Growth’s shares.

        5.5 CONTRACT TERMINATION. BR Large Cap Growth will terminate all agreements to which it is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities.

        5.6 FURTHER ACTION. Subject to the provisions of this Agreement, Master Large Cap Trust, ML Large Cap Growth and BR Large Cap Growth will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of BlackRock Funds and BR Large Cap Growth covenants that it will, as and when reasonably requested by ML Large Cap Growth, execute and deliver or cause to be executed and delivered all such assignments and other instruments

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and will take or cause to be taken such further action as ML Large Cap Growth may reasonably deem necessary or desirable in order to vest in and confirm ML Large Cap Growth’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

        5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, BR Large Cap Growth shall furnish to ML Large Cap Growth, in such form as is reasonably satisfactory to ML Large Cap Growth, a statement of the earnings and profits of BR Large Cap Growth for federal income tax purposes, as well as any capital loss carryovers and items that ML Large Cap Growth will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of BlackRock Funds.

        5.8 UNAUDITED FINANCIAL STATEMENTS. BR Large Cap Growth shall furnish to ML Large Cap Growth within five (5) business days after the Closing Date, an unaudited statement of its assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of BR Large Cap Growth as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of BlackRock Funds as complying with the requirements hereof.

        5.9 PREPARATION OF REGISTRATION STATEMENT. ML Large Cap Series will prepare and file with the Commission the Registration Statement relating to ML Large Cap Growth Shares to be issued to shareholders of BR Large Cap Growth. The Registration Statement shall include a combined prospectus/proxy statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective, at the time of the BR Large Cap Growth Shareholders meeting and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the meeting of BR Large Cap Growth Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of BR Large Cap Growth any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

        5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither Master Large Cap Trust, ML Large Cap Series, BlackRock Funds, ML Large Cap Growth nor BR Large Cap Growth shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, Master Large Cap Trust, ML Large Cap Series, ML Large Cap Growth, BlackRock Funds and BR Large Cap Growth will take such action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin LLP, counsel to Master Large Cap Trust and ML Large Cap Series, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Sidley Austin LLP).

        5.11 REASONABLE BEST EFFORTS. Each of Master Large Cap Trust, ML Large Cap Series, ML Large Cap Growth, BlackRock Funds and BR Large Cap Growth shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

        5.12 AUTHORIZATIONS. ML Large Cap Series and ML Large Cap Growth agree to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as they may deem appropriate in order to operate in the normal course of business after the Closing Date.

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ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF BR LARGE CAP GROWTH

        The obligations of BR Large Cap Growth to consummate the transactions provided for herein shall be subject, at its election, to the performance by Master Large Cap Trust, ML Large Cap Series and ML Large Cap Growth of all the obligations to be performed by Master Large Cap Trust, ML Large Cap Series and ML Large Cap Growth pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

        6.1 All representations, covenants and warranties of Master Large Cap Trust, ML Large Cap Series and ML Large Cap Growth contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. ML Large Cap Series shall have delivered to BR Large Cap Growth a certificate executed in ML Large Cap Series’ name by ML Large Cap Series’President and its Treasurer, in form and substance satisfactory to BR Large Cap Growth and dated as of the Closing Date, to such effect and as to such other matters as BR Large Cap Growth shall reasonably request. BR Large Cap Growth shall have received certified copies of the resolutions adopted by the Board of Trustees of Master Large Cap Trust and the Board of Directors of ML Large Cap Series approving this Agreement and the transactions contemplated herein.

        6.2 BR Large Cap Growth shall have received on the Closing Date an opinion of Sidley Austin LLP, dated as of the Closing Date, in a form reasonably satisfactory to BR Large Cap Growth, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

        (a) ML Large Cap Series is a corporation validly existing under the applicable laws of the State of Maryland.

        (b) Each of Master Large Cap Trust and ML Large Cap Series is registered as an open-end management investment company under the 1940 Act and ML Large Cap Growth is a series of ML Large Cap Series.

        (c) ML Large Cap Series has the power and authority to execute, deliver and perform all of its obligations under the Agreement under the applicable laws of the state of Maryland. The execution and delivery of the Agreement and the consummation by ML Large Cap Series of the transactions contemplated hereby have been duly authorized by all requisite corporate action on the part of ML Large Cap Series under the applicable laws of the State of Maryland.

        (d) The Agreement has been duly executed and delivered by ML Large Cap Series under the applicable laws of the State of Maryland and, assuming the Agreement is a valid and binding obligation of ML Large Cap Series, constitutes the valid and binding obligation of ML Large Cap Growth, enforceable against ML Large Cap Growth in accordance with its terms under the applicable laws of the State of Maryland.

        (e) The execution and delivery by ML Large Cap Series of the Agreement and the performance by ML Large Cap Series of its obligations under the Agreement do not conflict with the articles of incorporation or the by-laws of ML Large Cap Series.

        (f) Neither the execution, delivery or performance by ML Large Cap Series of the Agreement nor the compliance by ML Large Cap Series with the terms and provisions thereof will contravene any provision of any applicable law of the State of Maryland or any applicable law of the United States of America.

        (g) No governmental approval, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by ML Large Cap Series or the enforceability of the Agreement against the ML Large Cap Series.

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        (h) ML Large Cap Growth Shares being issued pursuant to the Agreement have been duly authorized by ML Large Cap Series and, upon issuance thereof in accordance with the Agreement, will be validly issued and fully paid.

        6.3 BR Large Cap Growth shall have received on the Closing Date an opinion of Richards, Layton & Finger, dated as of the Closing Date, in a form reasonably satisfactory to BR Large Cap Growth, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

        (a) Master Large Cap Trust is a statutory trust validly existing under the applicable laws of the State of Delaware.

        (b) Master Large Cap Trust has the power and authority to execute, deliver and perform all of its obligations under the Agreement under the applicable laws of the State of Delaware. The execution and delivery of the Agreement and the consummation by Master Large Cap Trust of the transactions contemplated thereby have been duly authorized by all requisite statutory trust action on the part of Master Large Cap Trust under the applicable laws of the State of Delaware.

        (c) The Agreement has been duly executed and delivered by Master Large Cap Trust under the applicable laws of the State of Delaware and assuming the Agreement is a valid and binding obligation of BlackRock Funds constitutes the valid and binding obligation of Master Large Cap Trust, enforceable against Master Large Cap Trust in accordance with its terms under the applicable laws of the State of Delaware.

        (d) The execution and delivery by Master Large Cap Trust of the Agreement and the performance by Master Large Cap Trust of its obligations under the Agreement do not conflict with the declaration of trust or by the by-laws of Master Large Cap Trust.

        (e) Neither the execution, delivery or performance by Master Large Cap Trust of the Agreement nor the compliance by Master Large Cap Trust with the terms and provisions thereof will contravene any provision of any applicable law of the State of Delaware or any applicable law of the United States of America.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF ML LARGE CAP GROWTH

        The obligations of ML Large Cap Series and ML Large Cap Growth to consummate the transactions provided for herein shall be subject, at their election, to the performance by BlackRock Funds and BR Large Cap Growth of all the obligations to be performed by BlackRock Funds and BR Large Cap Growth pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

        7.1 All representations, covenants and warranties of each of BlackRock Funds and BR Large Cap Growth contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. BR Large Cap Growth shall have delivered to ML Large Cap Growth on the Closing Date a certificate executed in BlackRock Fund’s name by BlackRock Fund’s President and the Treasurer, in form and substance satisfactory to ML Large Cap Growth and dated as of the Closing Date, to such effect and as to such other matters as ML Large Cap Growth shall reasonably request. ML Large Cap Growth shall have received certified copies of the resolutions adopted by the Board of Trustees of BlackRock Funds with respect to BR Large Cap Growth approving this Agreement and the transactions contemplated herein.

        7.2 BR Large Cap Growth shall have delivered to ML Large Cap Growth (1) a statement as of the Closing Date of BR Large Cap Growth’s assets and Stated Liabilities, in accordance with paragraph 5.2, and (2) a list of BR Large Cap Growth’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of BR Large Cap Growth.

        7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, BR Large Cap Growth shall have declared a dividend or dividends, with a record

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and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to BR Large Cap Growth Shareholders all of BR Large Cap Growth’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

        7.4 Master Large Cap Trust and ML Large Cap Series shall have received on the Closing Date an opinion from Skadden, Arps, Slate, Meagher & Flom LLP, dated as of the Closing Date, in a form reasonably satisfactory to Master Large Cap Trust and ML Large Cap Series, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

        (a) BlackRock Funds is a business trust validly existing under the applicable laws of the Commonwealth of Massachusetts.

        (b) BlackRock Funds is registered as an open-end management investment company under the 1940 Act and BR Large Cap Growth is a series thereof.

        (c) BlackRock Funds has the power and authority to execute, deliver and perform all of its obligations under the Agreement under the applicable laws of the Commonwealth of Massachusetts. The execution and delivery of the Agreement and the consummation by BlackRock Funds of the transactions contemplated thereby have been duly authorized by all requisite action on the part of BlackRock Funds under the applicable laws of the Commonwealth of Massachusetts.

        (d) The Agreement has been duly executed and delivered by BlackRock Funds under the applicable laws of the Commonwealth of Massachusetts and assuming the Agreement is a valid and binding obligation of Master Large Cap Trust and ML Large Cap Series constitutes the valid and binding obligation of BlackRock Funds, enforceable against BlackRock Funds and BR Large Cap Growth in accordance with its terms under the applicable laws of the Commonwealth of Massachusetts.

        (e) The execution and delivery by BlackRock Funds of the Agreement and the performance by BlackRock Funds of its obligations under the Agreement do not conflict with the declaration of trust or the code of regulations of BlackRock Funds.

        (f) Neither the execution, delivery or performance by BlackRock Funds of the Agreement nor the compliance by BlackRock Funds with the terms and provisions thereof will contravene any provision of any applicable law of the Commonwealth of Massachusetts or any applicable law of the United States of America.

        (g) No governmental approval, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by BlackRock Funds or the enforceability of the Agreement against BlackRock Funds.

        7.5 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to BR Large Cap Growth, or sales loads of BR Large Cap Growth nor any material reduction in the fee waiver or expense reduction undertakings from those described in the Registration Statement.

        7.6 BR Large Cap Growth shall have taken all steps required to terminate all agreements to which it is a party (other than this Agreement), other than as accrued as part of the Stated Liabilities; BlackRock Funds shall have taken all steps required to terminate all agreements to which it is a party (other than this Agreement), that relate to BR Large Cap Growth, other than as accrued as part of the Stated Liabilities.

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ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF ML LARGE CAP GROWTH,
MASTER LARGE CAP TRUST AND BR LARGE CAP GROWTH

        If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to Master Large Cap Trust, ML Large Cap Growth or BR Large Cap Growth, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

        8.1 This Agreement and the transactions contemplated herein, with respect to BR Large Cap Growth, shall have been approved by the requisite vote of the holders of the outstanding shares of BR Large Cap Growth in accordance with the provisions of BR Large Cap Growth’s declaration of trust and bylaws, applicable Massachusetts law and the 1940 Act. Evidence of such approval shall have been delivered to ML Large Cap Growth, in such form as shall be reasonably acceptable to ML Large Cap Growth. Notwithstanding anything herein to the contrary, neither ML Large Cap Growth nor BR Large Cap Growth may waive the conditions set forth in this paragraph 8.1.

        8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

        8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of ML Large Cap Growth, Master Large Cap Trust or BR Large Cap Growth, provided that any party hereto may waive any such conditions for itself.

        8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of ML Large Cap Series on Form N-1A under the 1940 Act covering the sale of shares of ML Large Cap Growth shall be effective.

        8.5 As of the Closing Date, there shall be no pending litigation brought by any person against Master Large Cap Trust, ML Large Cap Series, ML Large Cap Growth, BlackRock Funds or BR Large Cap Growth or any of the investment advisers, trustees, directors or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

        8.6 BlackRock Funds, ML Large Cap Series and Master Large Cap Trust each shall have received an opinion of Sidley Austin LLP, counsel to Master Large Cap Trust and ML Large Cap Series substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

        (a) the transfer of all of the Assets solely in exchange for ML Large Cap Growth Shares and the assumption by ML Large Cap Growth of the Stated Liabilities of BR Large Cap Growth followed by the distribution of ML Large Cap Growth Shares to BR Large Cap Growth Shareholders in complete dissolution and liquidation of BR Large Cap Growth will constitute a “reorganization” within the meaning of Section 368(a) of the Code and ML Large Cap Growth and BR Large Cap Growth will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

        (b) no gain or loss will be recognized by ML Large Cap Growth upon the receipt of all of the Assets solely in exchange for ML Large Cap Growth Shares and the assumption by ML Large Cap Growth of the Stated Liabilities of BR Large Cap Growth;

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        (c) no gain or loss will be recognized by BR Large Cap Growth upon the transfer of the Assets to ML Large Cap Growth solely in exchange for ML Large Cap Growth Shares and the assumption by ML Large Cap Growth of the Stated Liabilities of BR Large Cap Growth or upon the distribution (whether actual or constructive) of ML Large Cap Growth Shares to BR Large Cap Growth Shareholders in exchange for such shareholders’ shares of BR Large Cap Growth in liquidation of BR Large Cap Growth;

        (d) no gain or loss will be recognized by BR Large Cap Growth Shareholders upon the exchange of their BR Large Cap Growth shares solely for ML Large Cap Growth Shares in the Reorganization;

        (e) the aggregate tax basis of ML Large Cap Growth Shares received by each BR Large Cap Growth Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of BR Large Cap Growth shares exchanged therefor by such shareholder;

        (f) the holding period of ML Large Cap Growth Shares to be received by each BR Large Cap Growth Shareholder pursuant to the Reorganization, including fractional shares to which he, she or it may be entitled, will include the period during which BR Large Cap Growth shares exchanged therefor were held by such shareholder, provided such BR Large Cap Growth shares are held as capital assets at the time of the Reorganization;

        (g) the tax basis of the Assets acquired by ML Large Cap Growth will be the same as the tax basis of such Assets to BR Large Cap Growth immediately before the Reorganization; and

        (h) the holding period of the Assets in the hands of ML Large Cap Growth will include the period during which those assets were held by BR Large Cap Growth.

        Such opinion shall be based on customary assumptions and such representations as Sidley Austin LLP may reasonably request, and each of Master Large Cap Trust, ML Large Cap Series, ML Large Cap Growth, BlackRock Funds and BR Large Cap Growth will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither Master Large Cap Trust, ML Large Cap Series, ML Large Cap Growth, BlackRock Funds nor BR Large Cap Growth may waive the condition set forth in this paragraph 8.6.

        8.7 The transactions contemplated under the Transaction Agreement and Plan of Merger (the “Transaction Agreement”) by and among Merrill Lynch & Co., Inc., BlackRock, Inc., New Boise, Inc. and Boise Merger Sub, dated February 15, 2006, shall have been consummated.

ARTICLE IX

EXPENSES

        Except as otherwise expressly provided in this Agreement, Merrill Lynch & Co., Inc. or one of its affiliates shall bear the direct and indirect expenses incurred by Master Large Cap Trust, ML Large Cap Series and ML Large Cap Growth, and BlackRock, Inc. shall bear the direct and indirect expenses incurred by BlackRock Funds and BR Large Cap Growth, each in connection with the purchase and sale of assets and liquidation and dissolution of BR Large Cap Growth contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs. Notwithstanding the foregoing sentence, the reasonable out-of-pocket costs and expenses incurred by the parties hereto in connection with the preparation of the Registration Statement and the printing and mailing of the proxy statements and the solicitation of the related proxies for BR Large Cap Growth, shall be borne equally between BlackRock, Inc., on the one hand, and Merrill Lynch & Co., Inc. or one of its affiliates, on the other.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1 BlackRock Funds, on behalf of BR Large Cap Growth, Master Large Cap Trust, and ML Large Cap Series, on behalf of ML Large Cap Growth, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

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        10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

        11.1 This Agreement may be terminated by the mutual agreement of BlackRock Funds, Master Large Cap Trust and ML Large Cap Series. In addition, BlackRock Funds, Master Large Cap Trust or ML Large Cap Series may at their option terminate this Agreement at or before the Closing Date due to:

        (a) a material breach by another party of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

        (b) a condition herein expressed to be precedent to the obligations of the terminating party or the parties that has not been met if it reasonably appears that it will not or cannot be met; or

        (c) the termination of the Transaction Agreement in accordance with its terms.

        11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of ML Large Cap Series, ML Large Cap Growth, BR Large Cap Growth, BlackRock Funds or Master Large Cap Trust, or the respective Board of Trustees/Directors of Master Large Cap Trust, ML Large Cap Series or BlackRock Funds or their officers, to any other party or its Board of Trustees/Directors. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of BlackRock Funds, Master Large Cap Trust and ML Large Cap Series as specifically authorized by their respective Board of Trustees or Directors; provided, however, that, following the meeting of BR Large Cap Growth Shareholders called by BR Large Cap Growth pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of ML Large Cap Growth Shares to be issued to BR Large Cap Growth Shareholders under this Agreement to the detriment of such BR Large Cap Growth Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

        13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

        13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

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        13.5 It is expressly agreed that the obligations of BlackRock Funds hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of BlackRock Funds personally, but shall bind only the property of BR Large Cap Growth, as provided in the declaration of trust of BlackRock Funds. Moreover, no series of BlackRock Funds other than BR Large Cap Growth shall be responsible for the obligations of BlackRock Funds hereunder, and all persons shall look only to the assets of BR Large Cap Growth to satisfy the obligations of BR Large Cap Growth hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of BlackRock Funds on behalf of BR Large Cap Growth and signed by authorized officers of BlackRock Funds, acting as such. Neither the authorization by such Board of Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of BR Large Cap Growth as provided in BlackRock Funds’ declaration of trust.

ARTICLE XIV

NOTICES

        Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to Master Large Cap Trust, ML Large Cap Series or ML Large Cap Growth, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attention: [              ], or to BlackRock Funds or BR Large Cap Growth, 40 East 52nd St., New York, New York 10022, Attention: [              ] or to any other address that Master Large Cap Trust], ML Large Cap Series, ML Large Cap Growth, BlackRock Funds or BR Large Cap Growth shall have last designated by notice to the other party.

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        IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

        MASTER LARGE CAP SERIES TRUST

By:	______________________________
Name: Title:

MERRILL LYNCH Large Cap SERIES FUNDS, INC., on behalf of its series MERRILL LYNCH LARGE CAP GROWTH FUND

By:	______________________________
Name: Title:

BLACKROCK FUNDS, on behalf of its series LARGE CAP GROWTH EQUITY PORTFOLIO

By:	______________________________
Name: Title:

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BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO,
A PORTFOLIO OF BLACKROCK FUNDSSM

PART B

STATEMENT OF ADDITIONAL INFORMATION

[                               ], 2006

        This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of the BlackRock Large Cap Growth Equity Portfolio (the “BlackRock Fund”), a series of BlackRock Funds, a Massachusetts business trust, into the Merrill Lynch Large Cap Growth Fund (the “ML Fund”), a series of Merrill Lynch Large Cap Series Funds, Inc., a Maryland corporation.

        This SAI contains information which may be of interest to shareholders of the BlackRock Fund relating to the Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated [ ], 2006 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, the Reorganization would involve the transfer of all the assets of, and the assumption of certain stated liabilities of, the BlackRock Fund in exchange for shares of the ML Fund. The BlackRock Fund would distribute the ML Fund shares it receives to its shareholders in complete liquidation of the BlackRock Fund.

        This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to [              ], [address], or by calling [telephone].

        Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

TABLE OF CONTENTS

Additional Information about the ML Fund and the BlackRock Fund
Financial Statements

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ADDITIONAL INFORMATION ABOUT
THE ML FUND AND THE BLACKROCK FUND

        For the ML Fund: Incorporates by reference the Statement of Additional Information in the N-1A for the ML Fund dated February 24, 2006, as supplemented, as filed with the Securities and Exchange Commission.

        For the BlackRock Fund: Incorporates by reference the Statement of Additional Information in the N-1A for the BlackRock Fund dated January 31, 2006, as supplemented, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

        Pro forma financial statements reflecting consummation of the Reorganization have not been prepared since, as of April 30, 2006, the net assets of the BlackRock Fund did not exceed 10% of the net assets of the ML Fund.

        This SAI incorporates by reference (i) the Annual Report of the ML Fund for the year ended October 31, 2005, (ii) the Annual Report of the BlackRock Fund for the year ended September 30, 2005[, and (iii) the Semi-annual Report of the ML Fund for the six months ended April 30, 2006]. Each of these reports contains historical financial information regarding the Funds and have been filed with the Securities and Exchange Commission. The financial statements therein, and, in the case of the Annual Reports, the report of independent accountants therein, are incorporated herein by reference.

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PART C

OTHER INFORMATION

Item 15. Indemnification

        Reference is made to Article VI of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

        Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the “1940 Act”) may be concerned, Article VI of the Registrant’s By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant’s disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

        In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

        Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Exhibit Number			Description
1	(a)	—	Articles of Incorporation of the Registrant, filed October 20, 1999.(a)
	(b)	—	Articles Supplementary Classifying Shares of Authorized Capital Stock and Creating an Additional Class of Common Stock dated December 9, 2002.(b)
	(c)	—	Articles of Amendment to Articles of Incorporation of the Registrant, dated March 21, 2003, redesignating certain classes of common stock.(c)
	(d)	—	Form of Articles Supplementary, dated [ ], 2006.*
2		—	Amended and Restated By-Laws of the Registrant, dated April 14, 2003.(c)
3		—	Not applicable.

C-1

4		—

Form of Agreement and Plan of Reorganization by and between the Registrant, on behalf of the ML Fund, Master Large Cap Growth Trust, on behalf of Master Large Cap Growth Portfolio, and BlackRock Funds, on behalf of BlackRock Large Cap Growth Equity Portfolio (the “BlackRock Fund”), a series of BlackRock Funds (included as Appendix B to the Proxy Statement and Prospectus included in this Registration Statement).

5		—	Portions of the Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of Common Stock of the Registrant.(d)
6		—	None
7		—	Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc.(e)
8		—	None.
9		—	Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co.(f)
10	(a)	—	Amended and Restated Class A Distribution Plan.(i)
	(b)	—	Form of Amended and Restated Class B Distribution Plan.(g)
	(c)	—	Form of Amended and Restated Class C Distribution Plan.(g)
	(d)	—	Form of Class R Distribution Plan of the Registrant.(h)
	(e)	—	Form of Distribution Plan of the Registrant with respect to [Service Shares].*
	(f)	—	Revised Merrill Lynch Select Pricing SM System Plan pursuant to Rule 18f-3. (i)
11		—	Opinion of Sidley Austin LLP, counsel to the Registrant.*
12		—	Tax opinion of Sidley Austin LLP, tax counsel for the Registrant, the Fund and the BlackRock Fund.**
13	(a)	—	Not applicable.
	(b)	—	Form of Administration Agreement between the Registrant and Fund Asset Management, L.P.(j)
	(c)		Form of Administrative Services Agreement between Registrant and State Street Bank and Trust Company.(k)
	(d)	—	Form of Unified Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(l)
14	(a)	—	Consent of __________, independent registered public accounting firm for the Fund.**
	(b)	—	Consent of __________, independent registered public accounting firm for the BlackRock Fund.**
15		—	Code of Ethics.(m)
16	(a)	—	Power of Attorney. (included on signature page)
17	(a)	—	Prospectus and Statement of Additional Information of the Fund, each dated February 24, 2006.
	(b)	—	Prospectus for Investor Shares, Prospectus for Institutional Shares, Prospectus for Service Shares and Statement of Additional Information of the BlackRock Fund, each dated January 31, 2006.
	(c)	—	Annual Report to Shareholders of the Fund for the year ended October 31, 2005.
	(d)	—	Semi-Annual Report to Shareholders of the Fund for the six months ended April 30, 2006.*
	(e)	—	Annual Report to Shareholders of the BlackRock Fund for the year ended September 30, 2005.
	(f)	—	Form of Proxy.*

*	To be filed by amendment.
**	To be filed by post-effective amendment.
(a)	Filed on October 20, 1999 as an Exhibit to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-89389) (the “Registration Statement”).
(b)	Filed on December 31, 2002 as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement.
(c)	Filed on February 27, 2004 as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement.
(d)	Reference is made to Article II, Article IV, Article V (sections 2, 3, 4, 6, 7 and 8), Article VI, Article VII and Article IX of the Registrant’s Articles of Incorporation, as amended, filed as Exhibit (1), to the Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant’s Amended and Restated By-Laws filed as Exhibit (2) to the Registration Statement.
(e)	Incorporated by reference to Exhibit 5 to the Registration Statement on Form N-1A of Merrill Lynch Mid Cap Growth Fund, Inc. (File No. 811-10025), filed on July 21, 2000.

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(f)	Filed on December 22, 1999 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(g)	Incorporated by reference to Exhibit 13 to the Registration Statement on Form N-1A on Merrill Lynch Mid Cap Growth Fund, Inc. (File No. 333-42020), filed on July 21, 2000.
(h)	Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(i)	Incorporated by reference to Exhibits 13(a) and 14 to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Merrill Lynch Pacific Fund, Inc. (File No. 2-56978) filed on April 17, 2003.
(j)	Filed on February 20, 2001 as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement.
(k)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 20, 2001.
(l)	Incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 811-02587) filed on January 14, 2005.
(m)	Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Inflation Protected Fund (File No. 333-110936) filed on January 22, 2004.

Item 17. Undertakings

        (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

        (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

        (3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 8th day of May, 2006.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
(Registrant)

By:	/s/ Donald C. Burke (Donald C. Burke, Vice President and Treasurer)

      Each person whose signature appears below hereby authorizes Robert C. Doll, Jr., Donald C. Burke, Brian D. Stewart and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert C. Doll, Jr (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director	May 8, 2006

/s/ Donald C. Burke (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)	May 8, 2006

/s/ James H. Bodurtha (James H. Bodurtha)	Director	May 8, 2006

/s/ Kenneth A. Froot (Kenneth A. Froot)	Director	May 8, 2006

/s/ Joe Grills (Joe Grills)	Director	May 8, 2006

/s/ Herbert I. London (Herbert I. London)	Director	May 8, 2006

/s/ Roberta Cooper Ramo (Roberta Cooper Ramo)	Director	May 8, 2006

/s/ Robert S. Salomon, Jr. (Robert S. Salomon, Jr.)	Director	May 8, 2006

C-4

SIGNATURES

        Master Large Cap Series Trust has duly caused this Registration Statement of Merrill Lynch Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 8th day of May, 2006.

MASTER LARGE CAP SERIES TRUST
(Registrant)

By:	/s/ Donald C. Burke (Donald C. Burke, Vice President and Treasurer)

        Each person whose signature appears below hereby authorizes Robert C. Doll, Jr., Donald C. Burke, Brian D. Stewart and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

        The Registration Statement of Merrill Lynch Large Cap Series Funds, Inc. has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert C. Doll, Jr (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Trustee	May 8, 2006

/s/ Donald C. Burke (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)	May 8, 2006

/s/ James H. Bodurtha (James H. Bodurtha)	Trustee	May 8, 2006

/s/ Kenneth A. Froot (Kenneth A. Froot)	Trustee	May 8, 2006

/s/ Joe Grills (Joe Grills)	Trustee	May 8, 2006

/s/ Herbert I. London (Herbert I. London)	Trustee	May 8, 2006

/s/ Roberta Cooper Ramo (Roberta Cooper Ramo)	Trustee	May 8, 2006

/s/ Robert S. Salomon, Jr. (Robert S. Salomon, Jr.)	Trustee	May 8, 2006

C-5

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number			Description
(4)		—	Form of Agreement and Plan of Reorganization by and between the Registrant, on behalf of the ML Fund, Master Large Cap Growth Trust, on behalf of Master Large Cap Growth Portfolio, and BlackRock Funds, on behalf of BlackRock Large Cap Growth Equity Portfolio (the ”BlackRock Fund”), a series of BlackRock Funds (included as Appendix B to the Proxy Statement and Prospectus included in this Registration Statement).
(16)	(a)	—	Power of Attorney (included on signature page)
(17)	(a)	—	Prospectus and Statement of Additional Information of the Fund, each dated February 24, 2006.
	(b)	—	Prospectus for Investor Shares, Prospectus for Institutional Shares, Prospectus for Service Shares and Statement of Additional Information of the BlackRock Fund, each dated January 31, 2006.
	(c)	—	Annual Report to Shareholders of the ML Fund for the year ended October 31, 2005.
	(e)	—	Annual Report to Shareholders of the BlackRock Fund for the year ended September 30, 2005.